ANNUAL REPORT o OCTOBER 31, 1998

CitiFunds (SM)

Large Cap Growth Portfolio

LARGE CAP STOCKS

================================================================================
                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
================================================================================

TABLE OF CONTENTS

Letter to Our Shareholders                                                 1
-------------------------------------------------------------------------------
Portfolio Environment and Outlook                                          2
-------------------------------------------------------------------------------
Fund Facts                                                                 3
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Portfolio Highlights                                                       4
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Fund Performance                                                           5
-------------------------------------------------------------------------------
CITIFUNDS LARGE CAP GROWTH PORTFOLIO

Statement of Assets and Liabilities                                        6
-------------------------------------------------------------------------------
Statement of Operations                                                    6
-------------------------------------------------------------------------------
Statement of Changes in Net Assets                                         7
-------------------------------------------------------------------------------
Financial Highlights                                                       8
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Notes to Financial Statements                                              9
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Independent Auditors' Report                                              12
-------------------------------------------------------------------------------
LARGE CAP GROWTH PORTFOLIO

Portfolio of Investments                                                  13
-------------------------------------------------------------------------------
Statement of Assets and Liabilities                                       15
-------------------------------------------------------------------------------
Statement of Operations                                                   15
-------------------------------------------------------------------------------
Statement of Changes in Net Assets                                        16
-------------------------------------------------------------------------------
Financial Highlights                                                      16
-------------------------------------------------------------------------------
Notes to Financial Statements                                             17
-------------------------------------------------------------------------------
Independent Auditors' Report                                              20
-------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear CitiFunds Shareholder:

    This annual report covers the period from November 1, 1997, through October 31, 1998, for the CitiFunds(SM) Large Cap Growth Portfolio. Inside, the CitiFunds' investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed and its outlook for the future.

    Much of the 12-month period ended October 31, 1998 saw a continuation of generally positive economic and market conditions in the United States. In fact, broad measures of stock market performance continued to set new records during the first half of 1998. However, over the past several months, the spreading financial crisis overseas has caused record levels of volatility in the U.S. stock market.

    In our view, recent market volatility once again confirms the benefits of diversification. By allocating your investment assets among a number of different markets -- including stocks, bonds and money market securities -- you may be able to reduce the effects of heightened volatility within one or two market sectors on your overall portfolio. In our view, CitiFunds Large Cap Growth Portfolio can play a valuable role in such a diversified investment portfolio.

    Thank you for your continued confidence and participation.

    Sincerely,

/s/ PHILIP W. COOLIDGE
    PHILIP W. COOLIDGE
    President
    November 20, 1998

PORTFOLIO ENVIRONMENT AND OUTLOOK

    Despite less-than-ideal market conditions over the past few months, CitiFunds Large Cap Growth Portfolio has provided attractive returns. We attribute this good performance to our stock selection strategy, which emphasizes the stocks of large, high-quality companies in the United States.

    We are particularly pleased with the Portfolio's performance during the recent period of market weakness. Financial markets worldwide have been hurt by the currency and banking crisis that began last year in Southeast Asia and has since spread to other emerging markets. When it became apparent this past summer that these financial problems would affect developed economies in the U.S. and Europe, investors reacted by selling investments that they perceived as risky. As a result, international stocks and small-capitalization U.S. stocks were punished in this "flight to quality" during the third quarter of 1998, as were large multinational companies doing business in overseas markets. Because we had focused primarily on large U.S. growth companies that derive their revenues from domestic markets, we avoided the brunt of the market declines.

    Although prices of many large-capitalization U.S. stocks also fell during the third quarter, they have generally provided positive returns for the year-to-date and over the past 12 months. In our opinion, that's because investors seeking risk-averse investments recognized the relative value of large companies with proven track records of revenue growth, earnings growth and strong balance sheets. Many companies with these characteristics have demonstrated their ability to prosper even in difficult times, when their financial strength gives them an opportunity to gain market share at the expense of their weaker competitors.

    The Portfolio continued to benefit from our decisions to emphasize certain sectors of the stock market. For example, we received good returns from our holdings of specialty retailers during the first half of 1998 because of strong consumer spending in a growing U.S. economy. We sold some of these holdings in the fall, taking profits when it became clearer that economic conditions might deteriorate. We also emphasized certain health care companies, particularly pharmaceutical companies that we believed could maintain earnings during a period of economic weakness. Accordingly, our pharmaceutical holdings were largely characterized by track records of consistent earnings growth and strong research-and-development efforts.

    In some market sectors, the Portfolio benefitted not only from the types of companies in which we chose to invest, but also the types of companies we avoided. For example, our financial holdings focused on regional banks with little or no exposure to overseas credit markets. These medium-sized banks performed relatively well, especially compared to the large money-center banks, which suffered from exposure to foreign markets. Similarly, our holdings in the technology sector favored information processing companies, which performed relatively well, over hardware and microchip manufacturers, which did not.

    Finally, we avoided certain industries that we believed were most vulnerable to investors' flight to quality and the effects of economic deterioration. Commodities producers, energy companies and certain manufacturers with earnings that are susceptible to economic slowdowns were among the companies we de-emphasized.

    Looking forward, we are cautiously optimistic about the prospects for large-capitalization growth companies. Our economic forecast calls for slower U.S. economic growth accompanied by low inflation and declining interest rates. In fact, the Federal Reserve Board recently reduced short-term interest rates in an effort to stimulate growth and offset some of the effects of foreign turmoil on the U.S. economy. Such an environment should be positive for large, dominant growth companies that continue to produce profitable earnings growth.

    On the other hand, we have tempered our optimism with caution because we do not believe that large-capitalization stocks can sustain the returns to which investors have become accustomed over the past three years. During that time, large stocks as measured by the Standard & Poor's 500 index have provided average annual returns of more than 26%. In our view, these returns will eventually moderate to more historically normal levels, which have averaged 13% since 1972.

FUND FACTS

FUND OBJECTIVE

Long-term capital growth; dividend income, if any, is incidental to this investment objective.

INVESTMENT MANAGER                            DIVIDENDS
Citibank, N.A.                                Paid semi-annually, if any

COMMENCEMENT OF OPERATIONS                    CAPITAL GAINS
October 19, 1990                              Distributed annually, if any

NET ASSETS AS OF 10/31/98                     BENCHMARKS
$378.4 million                                o Standard & Poor's Barra Growth
                                                Index
                                              o Lipper Growth Funds Average

PORTFOLIO HIGHLIGHTS

TOP TEN EQUITY HOLDINGS AS OF OCTOBER 31, 1998
COMPANY, INDUSTRY                            % OF NET ASSETS

Microsoft Corp., Technology                       6.57%
------------------------------------------------------------
General Electric Co., Capital Goods               6.45%
------------------------------------------------------------
Wal Mart Stores Inc., Retail                      3.68%
------------------------------------------------------------
Pfizer Inc., Pharmaceutical                       3.51%
------------------------------------------------------------
Eli Lilly &Co., Pharmaceutical                    3.51%
------------------------------------------------------------
Schering Plough Corp., Healthcare                 3.37%
------------------------------------------------------------
Procter &Gamble Co., Consumer Non-Durables        3.36%
------------------------------------------------------------
Intel Corp., Technology                           3.34%
------------------------------------------------------------
Merck & Co., Pharmaceutical                       3.14%
------------------------------------------------------------
Federal National Mortgage Association             3.11%
------------------------------------------------------------


[The table below represents a pie chart]

PORTFOLIO DIVERSIFICATION AS OF OCTOBER 31, 1998
Finance                  10.0%
Energy/Utilities          2.0%
Consumer                 15.0%
Capital Goods             6.0%
Technology               24.0%
Healthcare               0.12
Pharmaceutical           17.0%
*Short Term               3.0%
Retail                    7.0%
Commercial Services       4.0%

*Includes cash and net other assets.

FUND PERFORMANCE
TOTAL RETURNS

                                                                      SINCE
                                                    ONE     FIVE    10/19/90
ALL PERIODS ENDED OCTOBER 31, 1998                 YEAR    YEARS*   INCEPTION*
------------------------------------------------------------------------------
CitiFunds Large Cap Growth Portfolio              26.90%   17.97%    17.80%
Lipper Growth Funds Average                        9.61%   16.38%    17.30%+
S&P Barra Growth Index                            31.89%   24.56%    21.72%+

* Average Annual Total Return
+ From 10/31/90

Income Dividends Per Share      $0.012
Capital Gain Distributions      $4.371

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $37,326 (as of 10/31/98). The graph shows how the Fund compares to its benchmarks over the same period.

[The table below represents a line graph]

Date      Lipper Growth       S&P Barra           CitiFunds Large Cap
           Funds Index       Growth Index             Growth Fund
---------------------------------------------------------------------
10/19/90  10000
10/31/90  10000               10000                    9847
11/30/90  10660               10604                    10438
12/31/90  11014               10941                    10534
1/31/91   11690               11396                    10996
2/28/91   12534               12280                    11811
3/31/91   12938               12744                    11888
4/30/91   12922               12720                    11635
5/31/91   13456               13200                    12427
6/30/91   12795               12649                    11723
7/31/91   13430               13325                    12412
8/31/91   13838               13754                    13111
9/30/91   13712               13453                    12667
10/31/91  13993               13617                    12956
11/30/91  13435               13270                    12401
12/31/91  14921               15140                    13772
1/31/92   14997               14608                    13549
2/29/92   15208               14695                    13883
3/31/92   14755               14354                    13515
4/30/92   14656               14506                    13571
5/31/92   14738               14619                    13538
6/30/92   14309               14316                    13106
7/31/92   14821               14962                    13665
8/31/92   14499               14790                    13285
9/30/92   14724               14964                    13576
10/31/92  15021               15189                    13923
11/30/92  15769               15803                    14694
12/31/92  16061               15907                    14818
1/31/93   16259               15735                    14897
2/28/93   16004               15608                    14684
3/31/93   16447               15828                    15535
4/30/93   15937               15098                    15289
5/31/93   16516               15636                    15726
6/30/93   16566               15503                    15572
7/31/93   16526               15183                    15370
8/31/93   17225               15737                    16066
9/30/93   17401               15497                    16110
10/31/93  17643               16073                    16335
11/30/93  17297               16062                    16133
12/31/93  17797               16174                    16635
1/31/94   18322               16520                    16973
2/28/94   18036               16225                    16703
3/31/94   17187               15475                    15961
4/30/94   17244               15545                    16253
5/31/94   17310               15798                    16579
6/30/94   16727               15462                    16103
7/31/94   17169               15955                    16607
8/31/94   17955               16807                    17020
9/30/94   17632               16567                    16584
10/31/94  17911               16953                    16894
11/30/94  17239               16397                    16333
12/31/94  17398               16680                    16568
1/31/95   17520               17094                    16674
2/28/95   18173               17761                    17260
3/31/95   18678               18318                    17682
4/30/95   19061               18794                    17870
5/31/95   19616               19467                    18444
6/30/95   20420               20213                    18736
7/31/95   21372               20858                    19328
8/31/95   21537               20789                    19139
9/30/95   22157               21816                    19719
10/31/95  21825               21990                    19778
11/30/95  22585               22782                    20843
12/31/95  22664               23039                    21132
1/31/96   23149               23920                    21685
2/29/96   23672               24137                    21820
3/31/96   23883               24036                    22213
4/30/96   24669               24505                    22385
5/31/96   25323               25406                    22791
6/30/96   24958               25724                    23042
7/31/96   23475               24538                    21727
8/31/96   24304               24901                    22310
9/30/96   25682               26629                    23551
10/31/96  25857               27207                    23563
11/30/96  27398               29240                    24879
12/31/96  27001               28564                    24057
1/31/97   28381               30801                    25481
2/28/97   27969               31059                    25310
3/31/97   26646               29585                    23978
4/30/97   27637               31972                    26021
5/31/97   29682               33868                    27313
6/30/97   30851               35585                    28650
7/31/97   33446               38404                    30653
8/31/97   32336               35850                    28594
9/30/97   34134               37678                    29930
10/31/97  32840               36544                    29415
11/30/97  33392               38528                    31112
12/31/97  33709               39002                    31607
1/31/98   33867               40313                    32389
2/28/98   36421               43114                    34666
3/31/98   38024               45343                    36335
4/30/98   38476               45724                    36370
5/31/98   37349               44805                    35431
6/30/98   38705               47999                    38317
7/31/98   37807               47970                    37813
8/31/98   31614               41729                    32911
9/30/98   33489               44496                    35362
10/31/98  35860               48229                    37326

The graph assumes all dividends and distributions are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors, and reflect voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower.

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1998
================================================================================
ASSETS:

Investment in Large Cap Growth Portfolio, at value (Note 1A)        $376,041,100
Receivable for shares of beneficial interest sold                      2,801,177
--------------------------------------------------------------------------------
Total assets                                                         378,842,277
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                    304,103
Payable to affiliates--Management fee (Note 2)                            10,703
Accrued expenses and other liabilities                                   147,270
--------------------------------------------------------------------------------
Total liabilities                                                        462,076
--------------------------------------------------------------------------------
NET ASSETS for 17,625,228 shares of beneficial interest outstanding $378,380,201
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $267,012,171
Unrealized appreciation                                               76,662,830
Accumulated net realized gain                                         34,705,200
--------------------------------------------------------------------------------
Total                                                               $378,380,201
================================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE OF BENEFICIAL INTEREST                                        $21.47
================================================================================


CITIFUNDS LARGE CAP GROWTH PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1998
================================================================================
INVESTMENT INCOME (Note 1B):
Dividend Income from Large Cap Growth Portfolio   $ 2,183,182
Interest Income from Large Cap Growth Portfolio       689,628
Allocated Expenses from Large Cap Growth Portfolio (2,163,670)
--------------------------------------------------------------------------------
                                                                   $  709,140
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                              915,703
Distribution fees (Note 3)                            763,085
Shareholder reports                                    69,620
Registration fees                                      29,899
Audit fees                                             21,350
Custody and fund accounting fees                       16,538
Trustees fees                                          15,767
Legal fees                                             13,884
Transfer agent fees                                     7,000
Other                                                  19,542
--------------------------------------------------------------------------------
   Total expenses                                   1,872,388
Less aggregate amount waived by the Manager (Note 2) (831,026)
--------------------------------------------------------------------------------
   Net expenses                                                     1,041,362
--------------------------------------------------------------------------------
Net investment loss                                                  (332,222)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN FROM
  LARGE CAP GROWTH PORTFOLIO:

Net realized gain                                  34,918,080
Unrealized appreciation                            31,323,892
--------------------------------------------------------------------------------
   Net realized and unrealized gain from
       Large Cap Growth Portfolio                                  66,241,972
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $65,909,750
================================================================================

See notes to financial statements

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                 TEN MONTHS
                                      YEAR          ENDED             YEAR
                                      ENDED       OCTOBER 31,         ENDED
                                   OCTOBER 31,      1997           DECEMBER 31,
                                      1998        (Note 1F)          1996
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)        $   (332,222)   $   357,829    $  1,497,758
Net realized gain                     34,918,080      46,948,909     26,516,316
Unrealized appreciation               31,323,892         934,665      1,062,588
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                     65,909,750      48,241,403     29,076,662
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                   (138,253)       (347,415)    (1,433,073)
Net realized gain                    (50,358,634)    (13,051,223)   (14,330,626)
--------------------------------------------------------------------------------
Decrease in net assets from
  distributions to shareholders      (50,496,887)    (13,398,638)   (15,763,699)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST (Note 5):
Net proceeds from sale of shares     107,344,145       6,434,759     13,950,013
Net asset value of shares issued
  to shareholders from reinvestment
  of distributions                    50,485,303      13,398,487     15,763,320
Cost of shares repurchased           (43,022,818)    (35,469,550)   (27,800,567)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from transactions in shares of
  beneficial interest                114,806,630     (15,636,304)     1,912,766
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS           130,219,493      19,206,461     15,225,729
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                  248,160,708     228,954,247    213,728,518
--------------------------------------------------------------------------------
End of period (including
  undistributed net investment
  income) of $0, $135,280, and
  $124,866 respectively)            $378,380,201    $248,160,708   $228,954,247
================================================================================

See notes to financial statements

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                            TEN MONTHS
                                 YEAR          ENDED
                                ENDED        OCTOBER 31,                                  YEAR ENDED DECEMBER 31,
                               OCTOBER 31,       1997        -----------------------------------------------------------------------
                                  1998        (NOTE 1F)         1996          1995          1994++           1993++       1992++
====================================================================================================================================
Net Asset Value,
  beginning of period         $  21.14       $  18.25        $  17.20       $  14.13       $  14.80       $  13.23       $ 12.36
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
Net investment
  income (loss)                 (0.022)**       0.031           0.122          0.211          0.173          0.071**       0.065
Net realized and unrealized
  gain (loss) on investments     4.735**        4.016           2.250          3.651         (0.245)         1.550**       0.868
------------------------------------------------------------------------------------------------------------------------------------
  Total from operations          4.713          4.047           2.372          3.862         (0.072)         1.621         0.933
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income           (0.012)        (0.030)         (0.118)        (0.210)        (0.169)        (0.051)       (0.063)
Net realized gain on
  investments                   (4.371)        (1.127)         (1.204)        (0.582)        (0.429)            --            --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions           (4.383)        (1.157)         (1.322)        (0.792)        (0.598)        (0.051)       (0.063)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end
  of period                   $  21.47       $  21.14        $  18.25       $  17.20       $  14.13       $  14.80       $ 13.23
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)             $378,280       $248,161        $228,954       $213,729       $183,975       $200,903       $10,973
Ratio of expenses to
  average net assets             1.05%(A)       1.05%(A)*       1.05%(A)       1.05%(A)       1.05%(A)       1.07%         1.40%
Ratio of net investment
  income (loss) to
  average net assets            (0.11)%         0.18%*          0.67%           1.30%         1.15%          0.52%         0.53%
Portfolio turnover(B)              --              --              --              --         1.00%         23.00%        79.00%
Total return                    26.90%         22.27%+         13.84%          27.55%       (0.41)%         12.26%         7.60%

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees and had expenses been limited to that required by certain state securities laws for the year ended December 31, 1992, the net investment income (loss) per share and the ratios would have been as follows:

Net investment income
  (loss) per share            $(0.078)**      $(0.023)        $0.067          $0.170          $0.136       $(0.029)**    $(0.070)
RATIOS:
Expenses to average
  net assets                     1.32%(A)       1.35%(A)*      1.35%(A)        1.30%(A)        1.29%(A)      1.37%         2.50%
Net investment income
  (loss) to average
  net assets                   (0.38)%        (0.12)%*         0.37%           1.05%           0.91%         0.21%       (0.57)%

====================================================================================================================================

 *  Annualized.
** The per share amounts were computed using a monthly average number of shares outstanding during the year.
(A) Includes the Fund's  share of Large Cap Growth  Portfolio  (formerly
    Equity Portfolio) allocated expenses for the periods subsequent to May 1, 1994.
(B) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
 +  Not Annualized.
++ On May 1, 1994 the fund began investing all of its investable assets in Large Cap Growth Portfolio.

See notes to financial statements

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Large Cap Growth Portfolio, (formerly Landmark Equity Fund until March 2, 1998), (the "Fund") is a separate diversified series of CitiFunds Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in Large Cap Growth Portfolio (the "Portfolio"), (formerly Equity Portfolio), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (61.6% at October 31, 1998) in the net assets of the Portfolio. CFBDS, Inc ("CFBDS"), acts as the Fund's Sub-Administrator and Distributor.
     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.
     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
     The significant accounting policies consistently followed by the Fund are as follows:
     A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.
     B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.
     C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.
     D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

     E. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended October 31, 1998, the Fund reclassified $225,066 from paid-in capital, $110,129 from accumulated net gain on investments and $335,195 to accumulated net investment loss.
     F. CHANGE IN FISCAL YEAR END During fiscal year 1997, the Fund changed its fiscal year end from December 31 to October 31.
     G. OTHER All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup, Inc. Citigroup, Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.
     The management fees paid to Citibank, are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.30% of the Funds' average daily net assets. The management fee amounted to $915,703 of which $831,026 was voluntarily waived for the year ended October 31, 1998.
     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. DISTRIBUTION FEES The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund pays fees for distribution, sales and marketing and shareholder services at an annual rate not to exceed 0.25% of the Fund's average daily net assets. The Distribution fees amounted to $763,085 for the year ended October 31, 1998.

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the year ended October 31, 1998 aggregated $104,823,812 and $44,079,431, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                  TEN MONTHS
                                       YEAR         ENDED
                                      ENDED       OCTOBER 31,      YEAR ENDED
                                    OCTOBER 31,      1997         DECEMBER 31,
                                      1998        (NOTE 1F)          1996
================================================================================
Shares sold                         5,093,051       318,860          770,660
Shares issued to shareholders from
  reinvestment of distributions     2,873,381       643,230          862,316
Shares repurchased                 (2,082,551)   (1,766,046)      (1,514,522)
--------------------------------------------------------------------------------
  Net increase (decrease)           5,883,881      (803,956)         118,454
================================================================================

CITIFUNDS LARGE CAP GROWTH PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE SHAREHOLDERS OF CITIFUNDS TRUST II (THE TRUST):
CITIFUNDS LARGE CAP GROWTH PORTFOLIO

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CitiFunds Large Cap Growth Portfolio (the "Fund"), a series of CitiFunds Trust II, at October 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 14, 1998

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        OCTOBER 31, 1998

ISSUER                                     SHARES                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.4%
--------------------------------------------------------------------------------
CAPITAL GOODS -- 6.4%
--------------------------------------------------------------------------------
General Electric Co.                             450,000          $  39,375,000

COMMERCIAL SERVICES -- 4.0%
--------------------------------------------------------------------------------
Interpublic Group
  Companies Inc.                                 214,200             12,530,700
Paychex Inc.                                     233,800             11,631,550
                                                                   -------------
                                                                     24,162,250
                                                                   -------------
CONSUMER DURABLES -- 3.2%
--------------------------------------------------------------------------------
Danaher Corp.                                    265,000             10,583,437
Leggett & Platt Inc.                             239,500              5,598,312
SafeskinCorp                                     156,500              3,462,562
                                                                   -------------
                                                                     19,644,311
                                                                   -------------
CONSUMER NON-DURABLES -- 10.5%
--------------------------------------------------------------------------------
Cintas Corp.                                     184,500              9,870,750
Clorox Co.                                       124,000             13,547,000
Coca Cola Co.                                    167,000             11,293,375
Gillette Co.                                     192,000              8,628,000
Procter & Gamble Co.                             231,000             20,530,125
                                                                   -------------
                                                                     63,869,250
                                                                   -------------
CONSUMER SERVICES -- 1.2%
--------------------------------------------------------------------------------
Clear Channel
  Communications*                                162,400              7,399,350
                                                                   -------------
FINANCE -- 9.7%
--------------------------------------------------------------------------------
American International
Group Inc.                                        80,350              6,849,838
Federal National
Mortgage Association                             268,000             18,977,750
Fifth Third Bancorp                              120,200              7,963,250
Finova Group Inc.                                139,000              6,776,250
Star Banc Cor                                     90,300              6,828,938
Zions Bancorp                                    226,000             11,992,125
                                                                   -------------
                                                                     59,388,151
                                                                   -------------
HEALTHCARE -- 12.4%
--------------------------------------------------------------------------------
Cardinal Health Inc.                             135,800             12,841,588
HBO & Co.                                        299,500              7,861,875
HealthManagement
  Associates Inc.                                430,000              7,659,375
Issuer  Shares  Value
Lincare Holdings Inc.*                           213,600              8,530,650
Medtronic Inc.                                   209,500             13,617,500
Schering Plough Corp.                            200,000             20,575,000
Steris Corp.                                     191,800              4,411,400
                                                                   -------------
                                                                     75,497,388
                                                                   -------------
RETAIL -- 7.4%
--------------------------------------------------------------------------------
Home Depot                                       203,900              8,869,650
Kohls Corp.*                                     104,900              5,015,531
Wal Mart Stores Inc.                             325,500             22,459,500
Walgreen Co.                                     181,400              8,831,913
                                                                   -------------
                                                                     45,176,594
                                                                   -------------

PHARMACEUTICAL -- 16.9%
--------------------------------------------------------------------------------
Elan Corp. PLC                                    84,000              5,885,250
Eli Lilly & Co.                                  265,000             21,448,438
Johnson & Johnson                                220,000             17,930,000
Merck & Co.                                      142,000             19,205,500
Pfizer Inc.                                      200,000             21,462,500
Warner Lambert Co.                               224,000             17,556,000
                                                                   -------------
                                                                    103,487,688
                                                                   -------------
TECHNOLOGY -- 23.6%
--------------------------------------------------------------------------------
Automatic Data
Processing Inc.                                  153,400             11,936,438
BMC Software Inc.*                               147,200              7,074,800
Cisco Systems Inc.*                              255,150             16,074,450
Compaq Computer
Corp.*                                           288,700              9,130,137
Compuware Corp.*                                 124,400              6,740,925
EMC Corp.*                                       193,600             12,463,000
Intel Corp.                                      229,000             20,423,937
Microsoft Corp.*                                 379,500             40,179,562
Solectron Corp.*                                 133,600              7,648,600
SunGard
Data Systems*                                    377,000             12,723,750
                                                                   -------------
                                                                    144,395,599
                                                                   -------------
UTILITIES -- 2.1%
--------------------------------------------------------------------------------
Ameritech Corp.                                  239,300             12,907,244
                                                                   -------------
Total Common Stocks
  (Identified Cost
  $477,491,908)                                                     595,302,825
                                                                   -------------

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                 (Continued)            OCTOBER 31, 1998

ISSUER                                                                 VALUE
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS
AT AMORTIZED COST -- 5.6%
--------------------------------------------------------------------------------
Aubrey G. Lanston Repurchase
  Agreement 5.45%
  due 11/02/98 proceeds
  at maturity $17,123,774
  (Collateralized by $16,184,000
  U.S.Treasury Note, 6.625%
  due 03/31/02, valued at
  $17,458,490)                                                     $ 17,116,000

HSBC Repurchase Agreement
5.40% due 11/02/98 proceeds
at maturity $17,123,702
(Collateralized by $11,917,000
U.S. Treasury Note, 9.25%
due 02/15/16, valued at
$17,179,547)                                                         17,116,000

TOTAL SHORT-TERM OBLIGATIONS                                         34,232,000

TOTAL INVESTMENTS
  (Identified Cost
  $511,723,908)                                   103.0%            629,534,825

OTHER ASSETS,
  LESS LIABILITIES                                 (3.0)            (18,630,358)
                                                  -----            -------------
Net Assets                                        100.0%           $610,904,467
                                                  =====            =============
* Non income producing securities

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

October 31, 1998
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $511,723,908)     $629,534,825
Cash                                                                        340
Dividends and interest receivable                                       281,880
--------------------------------------------------------------------------------
  Total assets                                                      629,817,045
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    18,272,508
Payable to affiliates--Management fees (Note 2)                         286,281
Accrued expenses and other liabilities                                  353,789
--------------------------------------------------------------------------------
  Total liabilities                                                  18,912,578
--------------------------------------------------------------------------------
NET ASSETS                                                         $610,904,467
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                           $610,904,467
================================================================================


LARGE CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1998
================================================================================
INVESTMENT INCOME:

Dividend income                                 $ 3,787,649
Interest income                                   1,185,975
--------------------------------------------------------------------------------
                                                                   $  4,973,624
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                          3,167,841
Custody and fund accounting fees                    342,809
Legal fees                                           34,064
Audit fees                                           31,200
Trustees fees                                         5,561
Other                                               167,111
--------------------------------------------------------------------------------
Total expenses                                    3,748,586
--------------------------------------------------------------------------------
Net investment income                             1,225,038
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Unrealized appreciation of investments           65,314,684
Less unrealized appreciation from
  contributed assets (Note 1)                    10,248,832
--------------------------------------------------------------------------------
Unrealized appreciation of investments                               55,065,852
Net realized gain from investment transactions                       61,181,518
--------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                   116,247,370
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $117,472,408
================================================================================
See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                      YEAR           TEN               MONTHS
                                     ENDED          ENDED            YEAR ENDED
                                   OCTOBER 31,  OCTOBER 31, 1997    DECEMBER 31,
                                     1998         (NOTE 1F)             1996
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:

Net investment income             $   1,225,038   $  1,639,995    $  3,049,790
Net realized gain on investment
  transactions                       61,181,518     60,297,277      28,518,761
Unrealized appreciation of
  investments                        55,065,852      1,141,934       4,832,223
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                   117,472,408     63,079,206      36,400,774
--------------------------------------------------------------------------------
Capital Transactions:
Proceeds from contributions
  (Note 1)                          369,790,712     38,002,991      61,756,061
Value of withdrawals               (201,271,389)   (64,731,733)    (55,752,909)
--------------------------------------------------------------------------------
Net increase (decrease)
  in net assets from capital
  transactions                      168,519,323    (26,728,742)      6,003,152
--------------------------------------------------------------------------------
Net Increase in Net Assets:         285,991,731     36,350,464      42,403,926
--------------------------------------------------------------------------------
Net Assets:

Beginning of period                 324,912,736    288,562,272     246,158,346
--------------------------------------------------------------------------------
End of period                      $610,904,467   $324,912,736    $288,562,272
--------------------------------------------------------------------------------


LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
                                                                   MAY 1, 1994
                               TEN MONTHS                       (COMMENCEMENT OF
                       YEAR      ENDED           YEAR ENDED       OPERATIONS) TO
                      ENDED    OCTOBER 31,       DECEMBER 31,      DECEMBER 31,
                   OCTOBER 31,    1997     -------------------------------------
                      1998      (NOTE 1F)      1996         1995        1994
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)       $610,904   $324,913    $288,562    $246,158    $186,685
Ratio of expenses to
  average net assets       0.71%      0.60%*      0.60%       0.60%       0.60%*
Ratio of net investment
  income to average net
  assets                   0.23%      0.62%*      1.10%       1.73%       1.81%*
Portfolio turnover           53%       103%         90%         67%         35%
================================================================================
* Annualized

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Large Cap Growth Portfolio (the "Portfolio"), (formerly Equity Portfolio), a separate series of The Premium Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

     On November 1, 1997 CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amount of $12,183,616, $34,554,616, $38,508,816 and
$16,346,503  including  $1,107,028,   $3,598,984,   $4,092,260  and  $1,450,560,
respectively of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets along with current year contributions are included in the "Proceeds from contributions" on the Statement of Changes in Net Assets.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Investment Security Valuations Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

     B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

     C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     E. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

     F. Change in Fiscal Year End During the fiscal year 1997, the Portfolio changed its fiscal year end from December 31 to October 31.

     G. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. Management Fees Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citigroup, Inc. Citigroup, Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc., which was completed on October 8, 1998.

     The management fees paid to Citibank, amounted to $3,167,841 for the year ended October 31, 1998. Management fees are computed at the annual rate of 0.60% of the Portfolio's average daily net assets.

     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  short-term   obligations,   aggregated   $262,967,294  and   $456,978,747,
respectively, for the year ended October 31, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                 $511,980,788
================================================================================
Gross unrealized appreciation                                  $126,276,678
Gross unrealized depreciation                                    (8,722,641)
--------------------------------------------------------------------------------
Net unrealized appreciation                                    $117,554,037
================================================================================

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

5. Line of Credit The Portfolio, along with various other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended October 31, 1998, the commitment fee allocated to the Portfolio was $1,788. Since the line of credit was established, there have been no borrowings.

LARGE CAP GROWTH PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS (THE TRUST), WITH RESPECT TO ITS SERIES, LARGE CAP GROWTH PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Large Cap Growth Portfolio (the "Portfolio"), a series of The Premium Portfolios, as at October 31, 1998, and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1998, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.


PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
December 14, 1998

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
C. Oscar Morong Jr.
E. Kirby Warren
William S. Woods Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Sub-Administrator and Distributor

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor,
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

THE CITIFUNDS FAMILY

LARGE CAP STOCKS
oCitiFunds Growth & Income Portfolio
oCitiFunds Large Cap Growth Portfolio

SMALL CAP STOCKS
oCitiFunds Small Cap Growth Portfolio
oCitiFunds Small Cap Value Portfolio

INTERNATIONAL STOCKS
oCitiFunds International Growth & Income Portfolio oCitiFunds International Growth Portfolio

GROWTH WITH INCOME
oCitiFunds Balanced Portfolio

BONDS
oCitiFunds Intermediate Income Portfolio oCitiFunds Short-Term U.S. Government Income Portfolio oCitiFunds New York Tax Free Income Portfolio oCitiFunds CaliforniaTax Free Income Portfolio oCitiFunds National Tax Free Income Portfolio

MONEY MARKETS
oCitiFunds Cash Reserves
oCitiFunds U.S. Treasury Reserves
oCitiFunds Tax Free Reserves
oCitiFunds New York Tax Free Reserves
oCitiFunds California Tax Free Reserves
oCitiFunds Connecticut Tax Free Reserves


This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

For more information contact your Service Agent or call 1-800-625-4554

CitiFunds are made available by CFBDS, Inc. as distributor.

(C)1998 Citicorp       [logo] Printed on recycled paper     CFA/LCG/1098


                                               ANNUAL REPORT - OCTOBER 31, 1998
CITIFUNDS

         SMALL CAP GROWTH
         PORTFOLIO


                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED O NO BANK GUARANTEE O MAY LOSE VALUE

                               SMALL CAP STOCKS

TABLE OF CONTENTS


Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Portfolio Highlights                                                           4
 ................................................................................
Fund Performance                                                               5
 ................................................................................


CITIFUNDS SMALL CAP GROWTH PORTFOLIO

Statement of Assets and Liabilities                                            6
 ................................................................................
Statement of Operations                                                        6
 ................................................................................
Statement of Changes in Net Assets                                             7
 ................................................................................
Financial Highlights                                                           8
 ................................................................................
Notes to Financial Statements                                                  9
 ................................................................................
Independent Auditors' Report                                                  12
 ................................................................................


SMALL CAP GROWTH PORTFOLIO

Portfolio of Investments                                                      13
 ................................................................................
Statement of Assets and Liabilities                                           15
 ................................................................................
Statement of Operations                                                       15
 ................................................................................
Statement of Changes in Net Assets                                            16
 ................................................................................
Financial Highlights                                                          16
 ................................................................................
Notes to Financial Statements                                                 17
 ................................................................................
Independent Auditors' Report                                                  20
 ................................................................................

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

   This annual report covers the period from November 1, 1997 through October 31, 1998 for the CitiFundsSM Small Cap Growth Portfolio. Inside, the CitiFunds' investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed and its outlook for the future.

   Much of the 12-month period saw a continuation of generally positive economic conditions in the United States. In fact, broad measures of stock market performance continued to set new records during the first half of 1998. However, over the past several months, the spreading financial crisis overseas has caused prices in the U.S. stock market to decline sharply. The small-capitalization sector of the stock market was particularly hard-hit during the recent correction.

   In our view, recent market volatility once again confirms the benefits of diversification. By allocating your investment assets among a number of different markets -- including stocks, bonds and money market securities -- you may be able to reduce the effects of heightened volatility on your overall portfolio. In our view, CitiFunds Small Cap Growth Portfolio can play a valuable role in such a diversified investment portfolio.

   Thank you for your continued confidence and participation.


Sincerely,



Philip W. Coolidge
President
November 20, 1998

PORTFOLIO ENVIRONMENT AND OUTLOOK

   THE PAST YEAR HAS BEEN A DIFFICULT ONE for the stocks in the small-cap sector of the U.S. stock market. Gains achieved during the first few months of 1998 were later retraced when U.S. and global financial markets declined sharply in response to the currency and banking crisis that began last year in Southeast Asia. During the summer of 1998, it became more apparent that spreading global financial problems would have a greater effect on the earnings of U.S. companies than most analysts had anticipated. Investors reacted by selling investments they perceived as risky. As a result, small-capitalization stocks, corporate bonds and many non-U.S. securities experienced steep price declines. Large-capitalization growth stocks also declined, but to a lesser extent.
   Small-capitalization growth stocks were particularly hard-hit during the recent sell-off. Investors seeking risk-averse investments in anticipation of a slower economy preferred the relative security of large companies with proven track records of revenue growth, earnings growth and strong balance sheets. Because many small-cap stocks are relatively young companies, they tend to have shorter track records, and as a result, they tend to be more volatile during uncertain times. Therefore, even small-cap growth stocks with sound fundamentals and bright future prospects declined during the third quarter of 1998.
   WE CONTINUE TO APPLY OUR STOCK SELECTION PROCESS, which carefully evaluates the fundamental characteristics of companies that we expect to deliver above-average earnings growth. We took steps to reduce the overall volatility of the portfolio during the reporting period by shifting assets to companies with market capitalizations toward the higher end of the portfolio's range and with a demonstrated ability to maintain earnings growth under difficult economic conditions.
   Although we evaluate companies one at a time rather than investing in response to macroeconomic trends, the process of restructuring the portfolio led us to change our mix of industries and market sectors. For example, we increased our technology representation, and we were able to identify growing domestic technology businesses that were selling at attractive prices. Similarly, we increased our holdings of certain financial services companies, such as regional banks. Despite having little or no exposure to overseas credit markets, these smaller bank stocks had been punished along with large money-center banks, whose earnings suffered from weakness in foreign markets. As a result, we were able to acquire the stocks of sound domestic banks at attractive valuation levels.
   Valuation measures indicate that small-cap stocks appear to be attractively priced relative to larger-cap stocks. At the same time, many large-cap growth stocks continue to sell at near the high end of their valuation ranges. We believe that such a large disparity is unsustainable over the long term. While we cannot predict the timing of a return to more reasonable price relationships between small- and large-cap growth stocks, we are confident that a rebound for small-cap stocks is ahead. Accordingly, we are maintaining the disciplined approach that has worked well for us in the past: buying the stocks of small-capitalization companies that we believe are likely to become the mid-cap and large-cap leaders of tomorrow.

   Looking forward over the near term, we anticipate slower economic growth and low inflation. This environment may reduce earnings for many companies, contributing to continued volatility in the stock market. When global economic growth reaccelerates, so should corporate profits.
   Unlike the past three years, however, when large-cap stocks led the market's advance, we expect leadership to shift to smaller companies. Historically, market declines are usually followed by a change in leadership. Considering the above-average growth prospects and attractive current valuations of many small-cap growth stocks, we believe that small companies may be poised for excellent returns over the long term.





FUND FACTS

FUND OBJECTIVE
Long-term capital growth; dividend income, if any, is incidental to this investment objective.

INVESTMENT MANAGER                       DIVIDENDS
Citibank, N.A.                           Paid semi-annually, if any

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
June 21, 1995                            Distributed annually, if any

NET ASSETS AS OF 10/31/98                BENCHMARKS
$27.8 million                            o Lipper Small Cap Funds Average
                                         o Russell 2000 Growth Index

PORTFOLIO HIGHLIGHTS

TOP TEN EQUITY HOLDINGS AS OF OCTOBER 31, 1998
COMPANY, INDUSTRY                                               % OF NET ASSETS

Abacus Direct Corp., Commercial Services                                  3.25%
 ................................................................................
Profit Recovery Group International Inc., Commercial Services             3.15%
 ................................................................................
Probusiness Services Inc., Commercial Services                            2.75%
 ................................................................................
Lamar Advertising Co., Commercial Services                                2.69%
 ................................................................................
Total Renal Care Holdings Inc., Health Services/Technology                2.56%
 ................................................................................
Heftel Broadcasting Corp., Consumer Services                              2.50%
 ................................................................................
Central Packing Corp., Consumer Services                                  2.39%
 ................................................................................
Premier Parks Inc., Consumer Services                                     2.35%
 ................................................................................
CDW Computer Centers Inc., Electronics/Technical Services                 2.33%
 ................................................................................
Lernout & Hauspie Speech Products, Electronics/Technical Services         2.29%
 ...............................................................................


PORTFOLIO DIVERSIFICATION AS OF OCTOBER 31, 1998

Commercial Services               23.0%
Electronics/Technical Services    21.0%
Consumer                          17.0%
Finance                            8.0%
Health Services                   11.0%
Retail/Manufacturer                5.0%
Commodities & Processing           3.0%
Energy Minerals                    3.0%
Transportation                     3.0%
Industrial                         2.0%
*Short Term                        4.0%



* Includes cash and other net assets.

FUND PERFORMANCE
TOTAL RETURNS
                                                                       SINCE
                                                              ONE  JUNE 21, 1995
ALL PERIODS ENDED OCTOBER 31, 1998                           YEAR* (INCEPTION)*
========================================+++++===================================

CitiFunds Small Cap Growth Portfolio                       (16.56)%   21.93%
Lipper Small Cap Funds Average                             (13.76)%   12.07%+
Russell 2000 Growth Index                                  (15.86)%    6.20%+

 * Average Annual Total Return
 + From 6/30/95
           CitiFunds Small Cap Growth Portfolio
           Lipper Small Cap Funds Average
           Russell 2000 Growth Index (unmanaged)


GROWTH OF A $10,000 INVESTMENT

Date             Lipper Small Cap        Russell 2000           CitiFunds Small
                    Funds Avg.           Value Index               Cap Value
                 ---------------         -----------             -------------
6/21/95               10000                 10000                   1005
7/31/95               10748                 10779                   10970
8/31/95               10925                 10912                   11640
9/30/95               11188                 11136                   12000
10/31/95              10812                 10588                   11980
11/30/95              11212                 11055                   13550
12/31/95              11375                 11301                   14478
1/31/96               11295                 11207                   14842
2/29/96               11763                 11718                   16297
3/31/96               12077                 11950                   17126
4/30/96               12980                 12868                   19199
5/31/96               13547                 13528                   20584
6/30/96               13023                 12649                   19963
7/31/96               11903                 11104                   17674
8/31/96               12624                 11926                   19870
9/30/96               13265                 12540                   20712
10/31/96              13000                 12000                   20076
11/30/96              13378                 12333                   20445
12/31/96              13582                 12574                   19950
1/31/97               13929                 12878                   20804
2/28/97               13333                 12100                   19599
3/31/97               12634                 11246                   18416
4/30/97               12538                 11115                   17868
5/31/97               14062                 12786                   20497
6/30/97               14804                 13220                   21615
7/31/97               15727                 13896                   22352
8/31/97               16014                 14313                   22681
9/30/97               17228                 15456                   24627
10/31/97              16463                 14527                   23352
11/30/97              16221                 14181                   23143
12/31/97              16358                 14189                   23105
1/31/98               16076                 14001                   22071
2/28/98               17327                 15237                   24690
3/31/98               18133                 15875                   25690
4/30/98               18281                 15972                   25793
5/31/98               17250                 14811                   23782
6/30/98               17387                 14962                   25540
7/31/98               16136                 13713                   23380
8/31/98               12908                 10548                   17544
9/30/98               14074                 11617                   19129
10/31/98              14633                 12224                   19485

A $10,000 investment in the Fund made on inception date would have grown to $19,485 (as of 10/31/98). The graph shows how the Fund compares to its benchmarks over the same period.






The graph assumes all dividends and distributions are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the fund's returns would have been lower.

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998
================================================================================
ASSETS:
Investment in Small Cap Growth Portfolio, at value (Note 1A)       $27,572,720
Receivable for shares of beneficial interest sold                      391,551
Receivable from the Sub-Administrator                                   79,839
--------------------------------------------------------------------------------
  Total assets                                                      28,044,110
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                  182,146
Accrued expenses and other liabilities                                  59,653
--------------------------------------------------------------------------------
  Total liabilities                                                    241,799
--------------------------------------------------------------------------------
NET ASSETS for 1,639,161 shares of beneficial interest outstanding $27,802,311
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                    $27,021,657
Unrealized appreciation                                              2,307,383
Accumulated net realized loss                                       (1,526,729)
--------------------------------------------------------------------------------
  Total                                                            $27,802,311
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE OF BENEFICIAL INTEREST                                      $16.96
--------------------------------------------------------------------------------


CITIFUNDS SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1998
================================================================================
INVESTMENT INCOME (LOSS) (Note 1B):
Dividend Income from Small Cap Growth Portfolio      $ 46,612
Interest Income from Small Cap Growth Portfolio        54,058
Allocated Expenses from Small Cap Growth Portfolio   (236,255)
--------------------------------------------------------------------------------
                                                                    $ (135,585)
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                               92,432
Distribution fees (Note 3)                             67,515
Shareholder reports                                    37,837
Legal fees                                             21,161
Audit fees                                             19,750
Custody and fund accounting fees                       17,072
Transfer agent fees                                    11,500
Trustees fees                                          10,254
Registration fees                                       2,116
Other                                                  20,992
--------------------------------------------------------------------------------
  Total expenses                                      300,629
Less expenses assumed by the Sub-Administrator (Note 6)(79,839)
Less aggregate amount waived by the Manager (Note 2)  (92,432)
--------------------------------------------------------------------------------
  Net expenses                                                        128,358
--------------------------------------------------------------------------------
Net investment loss                                                  (263,943)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS FROM
  SMALL CAP GROWTH PORTFOLIO:
Net realized loss                                  (1,484,882)
Unrealized depreciation                            (3,811,810)
--------------------------------------------------------------------------------
  Net realized and unrealized loss from
    Small Cap Growth Portfolio                                     (5,296,692)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(5,560,635)
--------------------------------------------------------------------------------


See notes to financial statements

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                                   TEN MONTHS
                                    YEAR ENDED        ENDED       YEAR ENDED
                                   OCTOBER 31,  OCTOBER 31, 1997 DECEMBER 31,
                                       1998         (Note 1F)        1996
================================================================================
INCREASE (DECREASE) IN NET
  ASSETS FROM:
OPERATIONS:
Net investment loss                $ (263,943)    $ (181,929)      $ (20,835)
Net realized gain (loss)           (1,484,882)       299,622       1,458,685
Unrealized appreciation
 (depreciation)                    (3,811,810)     3,648,039       1,745,364
--------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations (5,560,635)     3,765,732       3,183,214
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain                  (1,049,618)       (88,390)     (1,756,057)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF
 BENEFICIAL INTEREST (Note 5):
Net proceeds from sale of shares   15,634,929      5,626,760      20,246,660
Net asset value of shares issued
  to shareholders from
   reinvestment of distribution     1,020,162         86,659       1,743,625
Cost of shares repurchased         (8,041,832)    (7,902,725)     (4,253,714)
--------------------------------------------------------------------------------
Net increase (decrease) in net
  assets from transactions in
  shares of beneficial interest     8,613,259     (2,189,306)     17,736,571
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS          2,003,006      1,488,036      19,163,728
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                25,799,305     24,311,269       5,147,541
--------------------------------------------------------------------------------
End of period (undistributed
  net investment income of
  $0, $0 and $0 respectively)     $27,802,311    $25,799,305     $24,311,269
--------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
                                       TEN MONTHS                JUNE 21, 1995
                                          ENDED                  (COMMENCEMENT
                            YEAR ENDED OCTOBER 31, YEAR ENDED   OF OPERATIONS)
                           OCTOBER 31,    1997    DECEMBER 31,  TO DECEMBER 31,
                               1998     (Note 1F)     1996           1995
================================================================================
Net Asset Value, beginning
  of period                  $21.24      $18.21     $14.32        $10.00
--------------------------------------------------------------------------------
Income From Operations:
Net investment income (loss) (0.193)+    (0.138)+   (0.016)        0.050
Net realized and unrealized
  gain (loss)               (3.224)+      3.236+     5.407         4.420
--------------------------------------------------------------------------------
    Total from operations    (3.417)      3.098      5.391         4.470
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income            --          --         --         (0.050)
Net realized gain            (0.863)     (0.068)    (1.501)        (0.100)
--------------------------------------------------------------------------------
    Total distributions      (0.863)     (0.068)    (1.501)        (0.150)
--------------------------------------------------------------------------------
Net Asset Value,
  end of period              $16.96      $21.24     $18.21         $14.32
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)           $27,802     $25,799    $24,311         $5,148
Ratio of expenses to
  average net assets (A)       1.35%       1.35%*     0.88%          0.00%*
Ratio of net investment
  income (loss) to
  average net assets          (0.98)%     (0.87)%*   (0.13)%         1.21%*
Total return                 (16.56)%     17.05%**   37.80%         44.78%**

Note: If Agents of the Fund and Agents of Small Cap Growth Portfolio had not voluntarily waived a portion of their fees, assumed Fund expenses for the periods indicated and had expenses been limited to that required by certain state securities laws for the period ended December 31, 1995, the net investment income (loss) per share and the ratios would have been as follows:

Net investment loss
  per share                 $(0.319)+   $(0.252)+  $(0.133)       $(0.288)
RATIOS:
Expenses to average
  net assets(A)                1.99%       2.06%*     1.83%          2.50%*
Net investment loss to
  average net assets          (1.62)%     (1.58)%*   (1.08)%        (1.29)%*
--------------------------------------------------------------------------------
  * Annualized
 ** Not Annualized
  + The per share amounts were computed using a monthly average number of shares outstanding during the period.
(A) Includes the Fund's share of Small Cap Growth Portfolio (formerly Small Cap Equity Portfolio) allocated expenses for the periods indicated.

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT  ACCOUNTING  POLICIES  CitiFunds  Small  Cap  Growth  Portfolio,
(formerly Landmark Small Cap Equity until March 2, 1998), (the "Fund") is a separate diversified series of CitiFunds Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in Small Cap Growth Portfolio (the "Portfolio"), (formerly Small Cap Equity Portfolio), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (14.2% at October 31, 1998) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.
   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.
   The  preparation of financial  statements in accordance  with U.S.  generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Fund are as follows:
   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.
   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.
   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $2,190,643 which will expire on October 31, 2006. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.
     D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.
     E. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended October 31, 1998, the Fund reclassified $263,943 to undistributed net investment income from paid-in-capital.
     F. CHANGE IN FISCAL YEAR END During fiscal year 1997, the Fund changed its fiscal year end from December 31 to October 31.
     G. OTHER All the net investment income, realized and unrealized gain and loss of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Funds' business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.
   The management fees paid to Citibank, are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.35% of the Funds' average daily net assets. The management fee amounted to $92,432 all of which was voluntarily waived for the year ended October 31, 1998.
   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. DISTRIBUTION FEES The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, under which the Fund pays fees for distribution, sales and marketing and shareholder services at an annual rate not to exceed 0.25% of the Fund's average daily net assets. The Distribution fees amounted to $67,515 for the year ended October 31, 1998.

4. INVESTMENT  TRANSACTIONS  Increases and decreases in the Fund's investment in
the  Portfolio  for  the  period   aggregated   $17,211,268   and   $10,295,336,
respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                   TEN MONTHS
                                   YEAR ENDED         ENDED         YEAR ENDED
                                  OCTOBER 31,   OCTOBER 31, 1997   DECEMBER 31,
                                      1998          (Note 1F)          1996
================================================================================
Shares sold                         775,662         295,369         1,099,302
Shares issued to shareholders from
  reinvestment of distributions      53,147           4,540            96,298
Shares repurchased                 (404,041)       (420,429)         (220,253)
--------------------------------------------------------------------------------
Net increase (decrease)             424,768        (120,520)          975,347
--------------------------------------------------------------------------------


6. ASSUMPTION OF EXPENSES CFBDS has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the year ended October 31, 1998, which amounted to $79,839.

CITIFUNDS SMALL CAP GROWTH PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE SHAREHOLDERS OF CITIFUNDS TRUST II (THE TRUST):
CITIFUNDS SMALL CAP GROWTH PORTFOLIO

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CitiFunds Small Cap Growth Portfolio (the "Fund"), a series of CitiFunds Trust II, at October 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
December 14, 1998

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1998


ISSUER                                           SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.4%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 23.9%
--------------------------------------------------------------------------------
AHL Services Inc.*                               125,595          $ 4,238,831
Abacus Direct Corp.*                             129,950            6,335,063
Cultural Access
   Worldwide *                                   136,765            1,162,502
Lamar Advertising Co.*                           167,900            5,241,628
Metzler Group Inc.*                              100,085            4,203,570
NFO Worldwide Inc.*                              191,595            1,796,203
Probusiness
   Services Inc.*                                146,482            5,355,748
Profit Recovery Group
   International Inc.*                           200,005            6,137,653
Rental Service Corp.*                            188,710            4,198,798
Romac International Inc.*                        168,950            2,956,625
Sylan Learning
   System Inc.*                                   60,900            1,922,346
Wilmar Industries Co.*                           121,190            2,999,453
--------------------------------------------------------------------------------
                                                                   46,548,420
--------------------------------------------------------------------------------

COMMODITIES & PROCESSING -- 2.7%
--------------------------------------------------------------------------------
OM Group Inc.                                    115,795            3,777,812
Synthetic Industries Inc.*                       102,390            1,446,259
--------------------------------------------------------------------------------
                                                                    5,224,071
--------------------------------------------------------------------------------

CONSUMER DURABLE -- 2.1%
--------------------------------------------------------------------------------
Tower Automotive Inc.*                           186,165            4,142,171
--------------------------------------------------------------------------------
CONSUMER NON-DURABLES -- 2.8%
--------------------------------------------------------------------------------
Beringer Wine Estate
   Holdings *                                     78,240            3,550,140
Horizon Organic
   Holding Corp.                                  80,030            1,010,379
Natrol Inc.                                       81,010              931,615
--------------------------------------------------------------------------------
                                                                    5,492,134
--------------------------------------------------------------------------------

CONSUMER SERVICES -- 12.3%
--------------------------------------------------------------------------------
Central Packing Corp.                            111,155            4,661,563
DeVry Inc.                                        82,875            1,823,250
Gray Communications
   Systems Inc.*                                 163,792            2,272,614
Heftel Broadcasting
   Corp.*                                        118,293            4,864,800
Metro Networks Inc.*                              83,275            3,049,947
Premier Parks Inc.*                              206,415            4,579,833
SFX Entertainment Inc.                            83,600            2,643,850
--------------------------------------------------------------------------------
                                                                   23,895,857
--------------------------------------------------------------------------------


ELECTRONICS/TECHNICAL SERVICES -- 21.0%
--------------------------------------------------------------------------------
Aspect Development Inc.                           44,700          $ 1,412,241
CDW Computer
   Centers Inc.*                                  60,430            4,528,473
Engineering
   Animation Inc.*                                37,000            1,621,062
Harbinger Corp.*                                 175,250            1,161,031
Inacom Corp.*                                    117,930            2,284,894
Legato Systems Inc.                               52,295            2,046,042
Lernout & Hauspie
   Speech Products*                              112,460            4,456,227
Lycos Inc.*                                       90,000            3,656,250
Micron Electronics Inc.                          122,805            2,571,230
Network Appliance Inc.                            35,620            1,950,195
PC Connection Inc.*                              118,835            1,812,234
Sapient Corp.*                                    70,385            3,171,724
Sipex Corp.*                                     158,675            4,403,231
Tekelec Inc.*                                     75,900            1,337,281
Whittman Hart Inc.*                              220,140            4,375,283
--------------------------------------------------------------------------------
                                                                   40,787,398
--------------------------------------------------------------------------------

ENERGY MINERALS -- 2.5%
-------------------------------------------------------------------------------
Forcenergy Inc.*                                 156,880              931,475
Petroleum Geo.
   Services*                                     110,600            2,364,075
Range Resources Corp.                            261,995            1,490,096
--------------------------------------------------------------------------------
                                                                    4,785,646
--------------------------------------------------------------------------------

FINANCE -- 7.6%
--------------------------------------------------------------------------------
Cullen Frost Bankers Inc.                         57,730            3,074,122
Centura Banks Inc.                                27,000            1,863,000
Executive Risk Inc.                               84,415            4,009,712
First Republic Bank
   of San Francisco*                             121,225            3,000,319
Peoples Heritage
   Financial Group                               154,590            2,782,620
--------------------------------------------------------------------------------
                                                                   14,729,773
--------------------------------------------------------------------------------

HEALTH SERVICES/TECHNOLOGY -- 11.4%
--------------------------------------------------------------------------------
Andrx Corp.*                                      24,600              956,202
Barr Labs Inc.*                                   63,700            2,177,744
Concentra Managed
   Care Inc.*                                     88,315              905,229
Human Genome
   Sciences Inc.*                                 52,000            1,800,500

Parexel International
   Corp.*                                        156,785          $ 3,459,069
Professional Detailing Inc.                      110,470            2,582,236
Steris Corp.                                      92,515            2,127,845
Total Renal Care
  Holdings Inc.                                  203,768            4,992,316
Viropharma Inc.*                                 181,365            3,287,241
--------------------------------------------------------------------------------
                                                                   22,288,382
--------------------------------------------------------------------------------

INDUSTRIAL SERVICES -- 2.1%
--------------------------------------------------------------------------------
Service Experts Inc.*                             86,905            2,623,445
Waste Connections Inc.                            78,500            1,491,500
--------------------------------------------------------------------------------
                                                                    4,114,945
--------------------------------------------------------------------------------

PRODUCER MANUFACTURING -- 1.8%
--------------------------------------------------------------------------------
Aptargroup Inc.                                   34,200              959,604
Ha Lo Industrial Inc.                             91,745            2,591,796
--------------------------------------------------------------------------------
                                                                    3,551,400
--------------------------------------------------------------------------------

RETAIL -- 3.2%
--------------------------------------------------------------------------------
Men's Wearhouse Inc.*                             93,757            2,273,607
Wholesales Foods
   Market Inc.*                                   98,545            3,947,959
--------------------------------------------------------------------------------
                                                                    6,221,566
--------------------------------------------------------------------------------

TRANSPORTATION -- 3.0%
--------------------------------------------------------------------------------
Eagle U.S.A.
   Airfreight Inc.*                              159,755            2,046,861
Hub Group Inc.*                                   57,040            1,026,720
United Road
   Services Inc.                                 178,525            2,856,400
--------------------------------------------------------------------------------
                                                                    5,929,981
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Identified Cost $181,875,215)                                 187,711,744
--------------------------------------------------------------------------------


ISSUER                                                                 VALUE

SHORT-TERM OBLIGATIONS AT AMORTIZED COST -- 4.1%
--------------------------------------------------------------------------------
Aubrey G. Lanston
   Government
   Repurchase Agreement
   5.45% due 11/02/98
   proceeds at
   maturity $7,890,582
   (collateralized by
   $7,528,000 U.S.
   Treasury Note
   5.625% due 12/31/02
   valued at $8,045,550)                                          $ 7,887,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
   (Identified Cost
   $189,762,215)                                   100.5%          195,598,744
OTHER ASSETS,
   LESS LIABILITIES                                 (0.5)            (927,501)
--------------------------------------------------------------------------------
NET ASSETS                                         100.0%         $194,671,243
--------------------------------------------------------------------------------

*Non income producing securities
See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $189,762,215)    $195,598,744
Cash                                                                       884
Receivable for securities sold                                       4,504,213
Interest receivable                                                      2,388
--------------------------------------------------------------------------------
  Total assets                                                     200,106,229
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    5,175,433
Payable to affiliates-- Management fees (Note 2)                       110,621
Accrued expenses and other liabilities                                 148,932
--------------------------------------------------------------------------------
  Total liabilities                                                  5,434,986
--------------------------------------------------------------------------------
NET ASSETS                                                        $194,671,243
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                          $194,671,243
--------------------------------------------------------------------------------


SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1998
================================================================================
INVESTMENT INCOME:
Dividend income                                      $395,671
Interest income                                       444,717
--------------------------------------------------------------------------------
                                                                     $840,388
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                            1,673,322
Custody and fund accounting fees                      151,541
Audit fees                                             29,300
Legal fees                                             27,037
Shareholder reports                                     5,970
Trustees fees                                           5,049
Other                                                  71,065
--------------------------------------------------------------------------------
  Total expenses                                                    1,963,284
--------------------------------------------------------------------------------
Net investment loss                                                (1,122,896)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Unrealized depreciation of investments             (2,606,875)
Less unrealized appreciation from contributed assets (Note 1)      25,188,211
--------------------------------------------------------------------------------
Unrealized depreciation of investments                            (27,795,086)
Net realized loss from investment transactions                     (9,691,394)
--------------------------------------------------------------------------------
    Net realized and unrealized (loss) on investments             (37,486,480)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             ($38,609,376)
--------------------------------------------------------------------------------


See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                                   TEN MONTHS
                                    YEAR ENDED        ENDED       YEAR ENDED
                                   OCTOBER 31,  OCTOBER 31, 1997 DECEMBER 31,
                                       1998         (Note 1F)        1996
================================================================================

INCREASE (DECREASE) IN NET
  ASSETS FROM:
  OPERATIONS:
Net investment income gain (loss)$ (1,122,896)    $ (139,259)       $ 28,536
Net realized gain (loss)
  on investment transactions       (9,691,394)       785,204       1,063,995
Unrealized appreciation
   (depreciation)of investments   (27,795,086)     6,200,702       1,516,882
--------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting
  from operations                 (38,609,376)     6,846,647       2,609,413
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions
  (Note 1)                        260,666,527   18,404,723      45,631,942
Value of withdrawals              (76,983,925)   (22,795,675)     (6,088,455)
--------------------------------------------------------------------------------
Net increase (decrease)
  in net assets from
  capital transactions            183,682,602     (4,390,952)     39,543,487
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:       145,073,226      2,455,695      42,152,900
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                49,598,017     47,142,322       4,989,422
--------------------------------------------------------------------------------
End of period                    $194,671,243    $49,598,017     $47,142,322
--------------------------------------------------------------------------------



SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
                                       TEN MONTHS                JUNE 21, 1995
                                          ENDED                  (COMMENCEMENT
                            YEAR ENDED OCTOBER 31, YEAR ENDED   OF OPERATIONS)
                           OCTOBER 31,    1997    DECEMBER 31,  TO DECEMBER 31,
                               1998     (Note 1F)     1996           1995
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)          $194,671     $49,598    $47,142         $4,989
Ratio of expenses to
   average net assets          0.88%       0.85%*     0.61%          0.00%*
Ratio of net investment
  income (loss) to average
   net assets                 (0.50)%     (0.37)%*    0.15%          1.22%*
Portfolio turnover               51%        108%        89%            41%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees and assumed Portfolio expenses for the periods indicated and had expenses been limited to that required by certain state securities law for the period ended December 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets 0.88%       1.04%*     1.17%          2.50%*
Net investment loss to average
  net assets                  (0.50)%     (0.56)%*   (0.41)%        (1.28)%*
--------------------------------------------------------------------------------

* Annualized

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

     1. SIGNIFICANT ACCOUNTING POLICIES Small Cap Growth Portfolio (the "Portfolio"), (formerly Small Cap Equity Portfolio), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank N.A., ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.
     On November 1, 1997 CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amount of $15,439,632, $38,272,468, $75,166,816 and
$37,432,299  including  $2,166,532,   $5,841,516,  $11,815,501  and  $5,364,662,
respectively of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets, along with current year contributions are included in the "Proceeds from contributions" on the Statement of Changes in Net Assets. The preparation of financial statements in accordance with U.S. generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The significant accounting policies consistently followed by the Portfolio are as follows: A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees. B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.
   D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the
Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
   E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.
   F. CHANGE IN FISCAL YEAR END During fiscal year 1997, the Portfolio changed its fiscal year end from December 31 to October 31. G. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolios' business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.
   The management fees paid to Citibank, amounted to $1,673,322 for the period ended October 31, 1998. The management fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  short-term   obligations,   aggregated   $103,419,429  and   $127,921,527,
respectively, for the year ended October 31, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $189,825,40
--------------------------------------------------------------------------------
Gross unrealized appreciation                                     $30,096,256
Gross unrealized depreciation                                     (24,322,913)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $5,773,343
--------------------------------------------------------------------------------


5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds family, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended October 31, 1998, the commitment fee allocated to the Portfolio was $765. Since the line of credit was established, there have been no borrowings.

SMALL CAP GROWTH PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS (THE TRUST), WITH RESPECT TO ITS SERIES, SMALL CAP GROWTH PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Small Cap Growth Portfolio (the "Portfolio"), a series of The Premium Portfolios, as at October 31, 1998, and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.
   We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
   In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1998, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.







PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
December 14, 1998

TRUSTEES AND OFFICERS
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
C. Oscar Morong Jr.
E. Kirby Warren
William S. Woods Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street,Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Growth Portfolio
o CitiFunds Small Cap Value Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Intermediate Income Portfolio
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio
o CitiFunds National Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds New York Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves

This report is prepared for the information of share holders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

For more information contact your Service Agent or call 1-800-625-4554

CitiFunds are made available by CFBDS, Inc. as distributor.



(C)1998 Citicorp

R Printed on recycled paper

CFA/SCG/1098

                                              Annual Report - October 31, 1998
CITIFUNDS

         SMALL CAP VALUE
         PORTFOLIO
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                SMALL CAP STOCKS

TABLE OF CONTENTS


Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Portfolio Highlights                                                           4
 ................................................................................
Fund Performance                                                               5
 ................................................................................

CITIFUNDS SMALL CAP VALUE PORTFOLIO

Statement of Assets and Liabilities                                            6
 ................................................................................
Statement of Operations                                                        6
 ................................................................................
Statement of Changes in Net Assets                                             7
 ................................................................................
Financial Highlights                                                           8
 ................................................................................
Notes to Financial Statements                                                  9
 ................................................................................
Independent Auditors' Report                                                  12
 ................................................................................

SMALL CAP VALUE PORTFOLIO

Portfolio of Investments                                                      13
 ................................................................................
Statement of Assets and Liabilities                                           15
 ................................................................................
Statement of Operations                                                       15
 ................................................................................
Statement of Changes in Net Assets                                            16
 ................................................................................
Financial Highlights                                                          16
 ................................................................................
Notes to Financial Statements                                                 17
 ................................................................................
Independent Auditors' Report                                                  20
 ................................................................................

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:

   This annual report covers the period from the CitiFundsSM Small Cap Value Portfolio's Commencement of Operations on March 2, 1998, through October 31, 1998. Inside, we discuss the market conditions faced by the Portfolio's sub-adviser, Franklin Advisory Services, Inc., as well as the strategies it employed and its outlook for the future.

   Much of the reporting period saw a continuation of generally positive economic conditions in the United States. In fact, broad measures of stock market performance continued to set new records during the first half of 1998. However, during the third quarter, the spreading financial crisis overseas caused prices in the U.S. stock market to decline sharply. The small-capitalization sector of the stock market was particularly hard-hit during the recent correction.

   In our view, recent market volatility once again confirms the benefits of diversification. By allocating your investment assets among a number of different markets -- including stocks, bonds and money market securities -- you may be able to reduce the effects of heightened volatility on your overall portfolio. In our view, CitiFunds Small Cap Value Portfolio can play a valuable role in such a diversified investment portfolio.

   Thank you for your continued confidence and participation.

    Sincerely,


/s/ PHILIP W. COOLIDGE
    -------------------
    Philip W. Coolidge
    President
    November 20, 1998

PORTFOLIO ENVIRONMENT AND OUTLOOK

   1998 HAS BEEN A DIFFICULT YEAR for the stocks in which CitiFunds Small Cap Value Portfolio invests. Gains achieved during the first few months of 1998 were later retraced when U.S. and global financial markets declined sharply in response to the currency and banking crisis that began last year in Southeast Asia. When it became clearer this past summer that spreading global financial problems would affect the earnings of U.S. companies more than most analysts had anticipated, investors reacted by selling investments they perceived as risky. As a result, small-capitalization stocks, corporate bonds and many international securities experienced steep price declines.
   Value-oriented small-capitalization stocks were particularly hard-hit during the recent sell-off. Investors seeking risk-averse investments in anticipation of a slower economy preferred the relative security of large companies with proven track records of revenue growth, earnings growth and strong balance sheets. Because many small-cap companies are relatively new enterprises, their performance is less certain during economic downturns. Therefore, even small-cap stocks with sound fundamentals, bright future prospects and low valuations declined during the third quarter of 1998.
   WE ATTEMPTED TO ADD VALUE IN THIS DIFFICULT MARKET ENVIRONMENT through our stock selection process, which carefully evaluates each company's stock price relative to its book value, earnings and cash flow. We also consider companies with understated assets, as well as "fallen angels" with strong prospects for recovery. When the market climate changed, we took steps to reduce the risks affecting the portfolio. We sold some of the smallest companies in the portfolio because of liquidity concerns, and we shifted assets to larger companies within the small-cap category. In addition, we began to reduce the number of companies in the portfolio, and continued to emphasize high-quality businesses with strong balance sheets and low debt levels. We also focused more intently on companies that derive their revenues from domestic operations, rather than from overseas markets.
   Although we evaluate companies one at a time rather than investing in response to macroeconomic trends, our search for good values in high-quality small-cap companies led us to emphasize certain industries and market sectors. For example, some electronic technology companies, including computer hardware and software manufacturers, became attractively valued after their stock prices declined sharply amid Asia concerns. In addition, low oil prices helped create attractive values in the stocks of some oil drillers and oil service companies, which began to see better performance late in the reporting period.
   In our view, many small-cap value stocks are now priced at recessionary levels. At the same time, many large-cap growth stocks continue to sell near the high end of their valuation ranges. We believe that such a large disparity is unsustainable over the long term. While we cannot predict the timing of a return to more reasonable price relationships between small- and large-cap stocks, we are confident that a rebound for small-cap stocks is ahead. Accordingly, we are maintaining the disciplined approach that has worked well for us in the past: buying the stocks of small-capitalization companies that we believe are attractively valued and have bright prospects for the future.
   Looking forward over the near term, we are proceeding cautiously. While we do not anticipate a recession in the United States, we may see further economic weakness in the months ahead. Slower economic growth may have negative implications for corporate earnings, leading to continued volatility in the stock market. When the global economic turnaround arrives, however, as we believe it inevitably will, corporate earnings should improve and stocks should rebound. Considering the attractive current valuations of many small-cap stocks, we believe that smaller companies may be poised for excellent returns over the long term.


FUND FACTS

FUND OBJECTIVE
Long-term capital growth; dividend income, if any, is incidental to this investment objective.

INVESTMENT MANAGER                           DIVIDENDS
Citibank, N.A.                               Paid semi-annually, if any

PORTFOLIO SUBADVISER                         CAPITAL GAINS
Franklin Advisory Services, Inc.             Distributed annually, if any

COMMENCEMENT OF OPERATIONS                   BENCHMARKS
March 2, 1998                                o Lipper Small Cap Funds Average
                                             o Russell 2000(R) Value Index
NET ASSETS AS OF 10/31/98
$33.3 million

PORTFOLIO HIGHLIGHTS

TOP TEN EQUITY HOLDINGS AS OF OCTOBER 31, 1998
COMPANY, INDUSTRY                                               % OF NET ASSETS

JLG Industries, Inc., Producer Manufacturing                              3.91%
 ...............................................................................
Dimon Inc., Consumer Non-Durables                                         2.92%
 ...............................................................................
Fritz Companies Inc., Transportation                                      2.44%
 ...............................................................................
Standard Commercial Corp., Consumer Non-Durables                          2.25%
 ...............................................................................
Cliffs Drilling Co., Industrial Services                                  1.97%
 ...............................................................................
Cannondale Corp., Consumer Durable Goods                                  1.95%
 ...............................................................................
United Industrial Corp., Electronic Technology                            1.82%
 ...............................................................................
MMI Companies Inc., Finance                                               1.74%
 ...............................................................................
Alliant Techsystems Inc., Electronic Technology                           1.72%
 ...............................................................................
Wolverine World Wide Inc., Consumer Non-Durables                          1.71%
 ...............................................................................


PORTFOLIO DIVERSIFICATION AS OF OCTOBER 31, 1998


Consumer                  21.0%
Commercial Services        4.0%
Capital Goods             24.0%
Finance                   10.0%
Health                     4.0%
Technology                15.0%
Energy/Utilities           8.0%
Transportation             6.0%
*Short Term                3.0%
Industrial Services        5.0%


*Includes cash and net other assets.

FUND PERFORMANCE
TOTAL RETURNS

FOR THE PERIOD MARCH 2, 1998                                           SINCE
(COMMENCEMENT OF OPERATIONS)                                          3/2/98
TO OCTOBER 31, 1998                                                 (INCEPTION)*
================================================================================
CitiFunds SmallCap Value Portfolio                                   (28.40%)
Lipper Small Cap Funds Average                                       (15.54%)+
Russell 2000(R)Value Index                                           (15.18%)+

* Not Annualized
+ From 2/28/98


[The following represents a graph in the printed piece.]

GROWTH OF A $10,000 INVESTMENT



                CitiFunds       Lipper Small      Russell 2000
              Small Cap Value  Cap Funds Avg.      Value Index
             ---------------   -------------      ------------
3/2/98           $10000           $10000             $10000
3/31/98           10380            10465              10406
4/30/98           10340            10551              10457
5/31/98            9720             9956              10086
6/30/98            9280            10034              10030
7/31/98            8230             9313               9245
8/31/98            6730             7449               7797
9/30/98            6830             8123               8237
10/31/98           7160             8445               8482

A $10,000 investment in the Fund made on inception date would have declined to $7,160 (as of 10/31/98). The graph shows how the Fund compares to its benchmarks over the same period.

The graph assumes all dividends and distributions are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors, and reflect voluntary fee waivers which may be terminated at anytime. If the waivers were not in place, the Fund's returns would have been lower.

CITIFUNDS SMALL CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998
================================================================================
ASSETS:
Investment in Small Cap Value Portfolio, at value (Note 1A)         $33,284,029
Receivable for shares of beneficial interest sold                       140,174
--------------------------------------------------------------------------------
  Total assets                                                       33,424,203
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                    36,017
Accrued expenses and other liabilities                                   75,528
--------------------------------------------------------------------------------
  Total liabilities                                                     111,545
--------------------------------------------------------------------------------
NET ASSETS for 4,653,487 shares of beneficial interest outstanding  $33,312,658
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $49,105,631
Unrealized depreciation                                             (17,414,112)
Accumulated net realized gain                                         1,621,139
--------------------------------------------------------------------------------
  Total                                                             $33,312,658
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
PER SHARE OF BENEFICIAL INTEREST                                         $7.16
================================================================================


CITIFUNDS SMALL CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
================================================================================
Investment Income (Note 1B):
Dividend Income from Small Cap Value Portfolio       $269,331
Interest Income from Small Cap Value Portfolio         54,664
Allocated Expenses from Small Cap Value Portfolio    (254,677)
--------------------------------------------------------------------------------
                                                                        $69,318
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                               72,642
Distribution fees (Note 3)                             72,642
Shareholder reports                                    27,003
Registration fees                                      14,619
Audit fees                                             13,450
Custody and fund accounting fees                       11,469
Transfer agent fees                                     9,000
Legal fees                                              8,704
Blue Sky fees                                           5,721
Trustees fees                                           2,398
Other                                                  12,769
--------------------------------------------------------------------------------
  Total expenses                                      250,417
Less aggregate amount waived by the Manager (Note 2)  (68,513)
--------------------------------------------------------------------------------
  Net expenses                                                          181,904
--------------------------------------------------------------------------------
Net investment loss                                                    (112,586)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
SMALL CAP VALUE PORTFOLIO:
Net realized gain                                   1,621,139
Unrealized depreciation                           (17,414,112)
-------------------------------------------------------------------------------
Net realized and unrealized loss from Small
  Cap Value Portfolio                                               (15,792,973)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                  $(15,905,559)
================================================================================


See notes to financial statements
6

CITIFUNDS SMALL CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss                                                  $ (112,586)
Net realized gain                                                     1,621,139
Unrealized depreciation                                             (17,414,112)
--------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                (15,905,559)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                      --
Net realized gain                                                          --
--------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                  --
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
(Note 5):
Net proceeds from sale of shares                                     67,749,327
Net asset value of shares issued to shareholders from reinvestment
of distributions                                                           --
Cost of shares repurchased                                          (18,531,110)
--------------------------------------------------------------------------------
Net increase in net assets from transactions in shares of
  beneficial interest                                                49,218,217
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                           33,312,658
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                       --
--------------------------------------------------------------------------------
End of period (including undistributed
  net investment income of $0)                                      $33,312,658
================================================================================


See notes to financial statements

CITIFUNDS SMALL CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
================================================================================
Net Asset Value, beginning of period                                  $10.00
--------------------------------------------------------------------------------
Income From Operations:
Net investment loss                                                   (0.022)+
Net realized and unrealized loss on investments                       (2.818)+
--------------------------------------------------------------------------------
    Total from operations                                             (2.840)
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                                     --
Net realized gain on investments                                          --
--------------------------------------------------------------------------------
    Total distributions                                                   --
--------------------------------------------------------------------------------
Net Asset Value, end of period                                         $7.16
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                            $33,313
Ratio of expenses to average net assets (A)                             1.50%*
Ratio of net investment loss to average net assets                     (0.39)%*
Total return                                                          (28.40)%**

Note: If Agents of the Fund had not voluntarily waived a portion of their fees, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share                                        $(0.036)
RATIOS:
Expenses to average net assets (A)                                      1.74%*
Net investment loss to average net assets                              (0.63)%*
================================================================================

  * Annualized
 ** Not Annualized
  + The per share amounts were computed  using monthly  average of shares during the period.
(A) Includes the Fund's share of Small Cap Value Portfolio allocated expenses for the period indicated.


See notes to financial statements

CITIFUNDS SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Small Cap Value Portfolio (the "Fund") is a separate diversified series of CitiFunds Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in Small Cap Value Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (19.5% at October 31, 1998) in the net assets of the Portfolio. CFBDS, Inc.
("CFBDS") acts as the Fund's Sub-Administrator and Distributor.
   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.
   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Fund are as follows:
   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.
   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.
   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $7,280,447 which will expire on October 31, 2006. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.
   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

   E. DISTRIBUTIONS DISTRIBUTIONS to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the period March 2, 1998 (Commencement of Operations) to October 31, 1998, the Fund reclassified $112,586 to accumulated net investment loss from paid in capital.
   F. OTHER All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs and has a separate Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund.These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup, Inc. Citigroup, Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.
   The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.25% of the Fund's average daily net assets. The management fee amounted to $72,642, of which $68,513 was voluntarily waived for the period March 2, 1998 (Commencement of Operations) to October 31, 1998.
   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. DISTRIBUTION FEES The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund pays fees for distribution, sales and marketing and shareholder services at an annual rate not to exceed 0.25% of the Fund's average daily net assets. The Distribution fees amounted to $72,642 for the period March 2, 1998 (Commencement of Operations) to October 31, 1998.

4. INVESTMENT  TRANSACTIONS  Increases and decreases in the Fund's investment in
the  Portfolio  for  the  period   aggregated   $67,643,045   and   $18,635,361,
respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:
                                                                FOR THE PERIOD
                                                                MARCH 2, 1998
                                                                (COMMENCEMENT
                                                              OF OPERATIONS) TO
                                                               OCTOBER 31, 1998
================================================================================
Shares sold                                                           6,804,115
Shares repurchased                                                   (2,150,628)
--------------------------------------------------------------------------------
Net increase                                                          4,653,487
================================================================================

CITIFUNDS SMALL CAP VALUE PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE SHAREHOLDERS OF CITIFUNDS TRUST II (THE TRUST):
CITIFUNDS SMALL CAP VALUE PORTFOLIO

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CitiFunds Small Cap Value Portfolio (the "Fund"), a series of CitiFunds Trust II, at October 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the period March 2, 1998 (Commencement of Operations) through October 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned at October 31, 1998 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
December 14, 1998

SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        October 31, 1998

ISSUER                                           SHARES               VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.3%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 4.4%
Corrections Corp. of America*                     23,300           $  448,525
Ennis Business Forms Inc.                        227,900            2,279,000
Kevco Inc.*                                       68,300              606,162
Nash Finch Co.                                    95,000            1,436,875
Rush Enterprises Inc.*                           104,300            1,186,412
Unisource Worldwide Inc.                         177,200            1,628,025
                                                                  -----------
                                                                    7,584,999
                                                                  -----------
CONSUMER DURABLE GOODS -- 8.7%
--------------------------------------------------------------------------------
Cannondale Corp.*                               306,300             3,331,012
Coachmen Industries Inc.                        120,000             2,775,000
D.R. Horton Inc.                                103,200             1,638,300
EKCO Group Inc.*                                600,000             2,175,000
Engle Homes Inc.                                 76,000               978,500
Flexsteel Industries Inc.                       127,700             1,340,850
Rockshox Inc.*                                  128,400               369,150
Sola International Inc.*                         85,500             1,640,531
TBC Corp.*                                       90,100               625,069
                                                                  -----------
                                                                   14,873,412
                                                                  -----------
CONSUMER NON-DURABLES -- 9.7%
--------------------------------------------------------------------------------
Dimon Inc.                                      385,200             4,983,525
Ridgeview Inc.*                                  50,200               144,325
Schweitzer-Mauduit
   International Inc.                           119,900             2,180,681
Standard Commercial Corp.*                      500,000             3,843,750
Tropical Sportswear
   International Corp.*                         122,600             2,452,000
Wolverine World Wide Inc.                       223,400             2,918,162
                                                                  -----------
                                                                   16,522,443
                                                                  -----------
CONSUMER SERVICES -- 1.2%
--------------------------------------------------------------------------------
Aztar Corp.*                                    407,700             2,114,944
                                                                  -----------
ELECTRONIC TECHNOLOGY -- 12.1%
--------------------------------------------------------------------------------
Aehr Test Systems*                              293,800             1,395,550
Alliant Techsystems Inc.*                        42,000             2,940,000
Astro-Med Inc.                                   50,000               312,500
Dunn Computer Corp.*                            115,000               330,625
ESCO Electronics Corp.*                         187,600             2,345,000
FLIR Systems, Inc.*                              65,000             1,096,875
Hurco Co., Inc.*                                 48,200               292,213
Komag Inc.*                                     340,000             1,912,500
Ladish Inc.*                                    271,400             2,323,862
Radisys Corp.*                                   42,800               823,900
Read-Rite Corp.*                                140,000             1,505,000
Spacehab Inc.*                                  233,000             1,980,500
Spectralink Corp.*                              105,000               249,375
United Industrial Corp.                         300,000             3,112,500
                                                                  -----------
                                                                   20,620,400
                                                                  -----------
ENERGY MINERALS -- 1.4%
--------------------------------------------------------------------------------
Nuevo Energy Co.*                               108,600             2,300,963
                                                                  -----------
FINANCE -- 9.9%
--------------------------------------------------------------------------------
Acceptance
   Insurance Co.*                               110,000             2,158,750
Centris Group Inc.                              184,200             1,738,388
Executive Risk Inc.                              23,800             1,130,500
MMI Companies Inc.                              185,000             2,971,562
Matrix Capital Corp.*                           141,200             1,676,750
PBOC Holdings Inc.*                              85,000               818,125
PMI Group, Inc.                                  15,000               756,562
Penn-America
   Group Inc.                                   176,500             1,665,719
Presidential Life Corp.                          62,700             1,136,437
Professionals Group*                             31,000               914,500
Seibels Bruce
   Group Inc.*                                  374,700             1,405,125
Symons International
   Group Inc.*                                   95,100               594,375
                                                                  -----------
                                                                   16,966,793
                                                                  -----------
HEALTH SERVICES -- 0.8%
--------------------------------------------------------------------------------
Cohr Inc.*                                      422,000             1,266,000
                                                                  -----------
HEALTH TECHNOLOGY -- 3.1%
--------------------------------------------------------------------------------
DepoTech Corp.*                                 241,200               354,263
Matrix
   Pharmaceuticals, Inc.*                       375,500               938,750
Orthologic Corp.*                               362,000             1,131,250
West Co., Inc.                                   96,600             2,867,813
                                                                  -----------
                                                                    5,292,076
                                                                  -----------
INDUSTRIAL SERVICES -- 5.3%
--------------------------------------------------------------------------------
Atwood Oceanics  Inc.*                           69,300             1,949,062
Butler  Manufacturing  Co.                       31,600               711,000
Cliffs Drilling Co.*                            147,200             3,367,200
Cogeneration Corp.
   of America*                                   14,100               126,019
ENSCO International Inc.                         75,000             1,007,813

Perini Corp.*                                   145,000        $     833,750
Rowan Companies Inc.*                            73,000            1,063,062
                                                                  ----------
                                                                   9,057,906
                                                                  ----------
NON-ENERGY MINERALS -- 3.5%
--------------------------------------------------------------------------------
Ameron International Corp.                       24,200              881,787
Carpenter Technology Corp.                       19,900              697,744
LTV Corp.                                       476,000            2,915,500
Lone Star Technologies Inc.*                    138,900            1,475,813
                                                                  ----------
                                                                   5,970,844
                                                                  ----------
PROCESS INDUSTRIES -- 3.3%
--------------------------------------------------------------------------------
M. A. Hanna Company                              86,000            1,263,125
Myers Industries Inc.                           105,200            2,524,800
RPM, Inc.                                        90,400            1,519,850
Tuscarora Inc.                                   31,800              413,400
                                                                  ----------
                                                                   5,721,175
                                                                  ----------
PRODUCER MANUFACTURING -- 18.3%
--------------------------------------------------------------------------------
Atchison Casting Corp.*                         194,400             1,858,950
Baldor Electric Co.                              34,200               718,200
Commercial Intertech Corp.                      156,800             2,793,000
Commonwealth Industries Inc.                    135,100             1,021,694
Easco, Inc.                                     138,400             1,228,300
Flowserve Corp.                                 146,000             2,628,000
Global Industrial Technologies Inc.*            239,700             2,082,394
Haskel International Inc.                       155,300             1,708,300
Holophane Corp.*                                 24,700               526,419
JLG Industries Inc.                             403,200             6,678,000
Keystone Consolidated
   Industries Inc.*                             250,800             1,755,600
Morgan Products Ltd.*                           425,600             1,064,000
Patrick Industries Inc.                         143,100             2,182,275
Superior Industries
   International Inc.                           106,600             2,791,588
Watts Industries Inc.                           122,000             2,241,750
                                                                  -----------
                                                                   31,278,470
                                                                  -----------
RETAIL TRADE -- 6.3%
--------------------------------------------------------------------------------
Brookstone Inc.*                                152,500             1,744,219
Duckwall-Alco
   Stores Inc.*                                 133,500             1,501,875
Footstar Inc.*                                   31,200               815,100
Haverty Furniture
   Companies Inc.                                58,600             1,106,075
Little Switzerland Inc.*                        300,000               918,750
Schultz Sav-O Stores Inc.                       150,950             2,415,200
Syms Corp.*                                     230,100             2,315,381
                                                                  -----------
                                                                   10,816,600
                                                                  -----------
TECHNOLOGY SERVICES -- 2.9%
--------------------------------------------------------------------------------
Interlink Computer Sciences Inc.*               176,600               662,250
Manchester Equipment Inc.*                      182,100               580,444
Reynolds & Reynolds Co.                          74,800             1,346,400
Ultrak Inc.*                                    300,000             2,362,500
                                                                  -----------
                                                                    4,951,594
                                                                  -----------
TRANSPORTATION -- 6.4%
--------------------------------------------------------------------------------
Conrad Industrials Inc.*                         57,600               403,200
Eagle USA Airfreight Inc.*                       90,300             1,156,969
Fritz Companies Inc.*                           469,500             4,166,813
Kenan Transport Co.                              70,200             2,106,000
Motor Cargo
   Industries Inc.*                             268,000             2,211,000
Tidewater Inc.                                   31,000               877,687
                                                                  -----------
                                                                   10,921,669
                                                                  -----------
TOTAL COMMON STOCKS
   (Identified Cost
   $210,976,026)                                                  166,260,288
                                                                  -----------
SHORT-TERM OBLIGATIONS
AT AMORTIZED COST -- 2.8%
--------------------------------------------------------------------------------
State Street Bank
   Repurchase Agreement
   4.25% due 11/02/98
   proceeds at maturity
   $4,731,675 (collateralized by
   $3,510,000 U.S. Treasury Bonds
   8.125% due 8/15/21
   valued at $4,829,756)                                            4,730,000
                                                                  -----------
TOTAL INVESTMENTS
   (Identified Cost
   $215,706,026)                               100.1%             170,990,288
                                               -----              -----------
OTHER ASSETS,
   LESS LIABILITIES                             (0.1)                (124,761)
                                               -----              -----------
NET ASSETS                                     100.0%            $170,865,527
                                               =====              ===========
* Non income producing securities.

See notes to financial statements

SMALL CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998
================================================================================
ASSETS:
Investments, at value (Note 1A) (Identified Cost, $215,706,026)    $170,990,288
Cash                                                                        732
Receivable for securities sold                                          919,294
Dividend and interest receivable                                         73,576
--------------------------------------------------------------------------------
  Total assets                                                      171,983,890
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                       875,325
Payable to affiliates-- Management fees (Note 2)                         26,917
Accrued expenses and other liabilities                                  216,121
--------------------------------------------------------------------------------
  Total liabilities                                                   1,118,363
--------------------------------------------------------------------------------
NET ASSETS                                                         $170,865,527
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                           $170,865,527
================================================================================


SMALL CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
================================================================================
INVESTMENT INCOME:
Dividend income                                    $1,867,831
Interest income                                       331,573
--------------------------------------------------------------------------------
                                                                     $2,199,404
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                            1,488,277
Custody and fund accounting fees                      195,800
Audit fees                                             30,113
Legal fees                                             25,050
Trustees fees                                           4,494
Other                                                  22,219
--------------------------------------------------------------------------------
  Total expenses                                                      1,765,953
--------------------------------------------------------------------------------
Net investment income                                                   433,451
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Unrealized depreciation of investments            (44,715,738)
Less unrealized appreciation from
  contributed assets (Note 1)                      30,313,261
--------------------------------------------------------------------------------
Unrealized depreciation of investments                              (75,028,999)
Net realized gain from investment transactions                       12,366,831
--------------------------------------------------------------------------------
  Net realized and unrealized loss on investments                   (62,662,168)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               ($62,228,717)
================================================================================


See notes to financial statements

SMALL CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income                                            $      433,451
Net realized gain on investment transactions                         12,366,831
Unrealized depreciation of investments                              (75,028,999)
--------------------------------------------------------------------------------
Net decrease in net assets resulting
  from operations                                                   (62,228,717)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)                                434,934,898
Value of withdrawals                                               (201,840,654)
--------------------------------------------------------------------------------
Net increase in net assets
  from capital transactions                                         233,094,244
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                          170,865,527
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                        --
--------------------------------------------------------------------------------
End of period                                                      $170,865,527
================================================================================


SMALL CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR THE PERIOD NOVEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)                              $170,866
Ratio of expenses to average net assets                                    0.89%
Ratio of net investment income to average net assets                       0.22%
Portfolio turnover                                                           47%
================================================================================


See notes to financial statements

SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Small Cap Value Portfolio (the "Portfolio"), a separate series of The Asset Allocation Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank N.A., ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.
   On November 1, 1997, CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amounts of $16,913,632, $42,092,855, $81,236,129 and
$40,503,947  including  $2,712,350,   $7,246,592,  $14,228,135  and  $6,126,184,
respectively, of unrealized appreciation, to the Portfolio in exchange for an interest in the Portfolio. The total investable assets along with current year contributions are included in the "Proceeds from contributions" in the Statement of Changes in Net Assets.
   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Portfolio are as follows:
   A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.
   B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.
   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

   D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the
Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
   E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.
   F. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation fromCitibank as from time to time are agreed to byCitibank and SFG. Citibank has delegated the daily management of the Portfolio toFranklin Advisory Services, Inc. ("the Subadviser"). Citibank is a wholly owned subsidiary of Citigroup, Inc. Citigroup, Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The management fees paid to Citibank, amounted to $396,874 for the period November 1, 1997 (Commencement of Operations) to October 31, 1998. Management fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets less the aggregate amount, if any, payable by the Portfolio pursuant to the Sub-Management Agreement with the Subadviser. The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to the percentages of the aggregate assets of the Portfolio allocated to the Subadviser: 0.55% on first $250 million and 0.50% on remaining assets. The management fees paid to the Subadviser amounted to $1,091,403 for the period November 1, 1997 (Commencement of Operations) to October 31, 1998.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $142,550,784 and $90,210,260, respectively, for the period November 1, 1997 (Commencement of Operations) to October 31, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $215,708,690
================================================================================
Gross unrealized appreciation                                   $  11,255,721
Gross unrealized depreciation                                     (55,974,123)
--------------------------------------------------------------------------------
Net unrealized depreciation                                     $ (44,718,402)
================================================================================


5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period November 1, 1997 (Commencement of Operations) to October 31, 1998, the commitment fee allocated to the Portfolio was $674. Since the line of credit was established, there have been no borrowings.

SMALL CAP VALUE PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF THE ASSET ALLOCATION PORTFOLIOS (THE TRUST), WITH RESPECT TO ITS SERIES, SMALL CAP VALUE PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Small Cap Value Portfolio (the "Portfolio"), a series of The Asset Allocation Portfolios, as at October 31, 1998, and the related statements of operations and of changes in net assets and the financial highlights for the period March 2, 1998 (Commencement of Operations)through October 31, 1998. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.
   We conducted our audit in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned as at October 31, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.
   In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1998, the results of its operations and the changes in its net assets and the financial highlights for the period November 1, 1997 (Commencement of Operations) through October 31, 1998, in accordance with U.S. generally accepted accounting principles.



PricewaterhouseCoopers LLP
Chartered Accountants

Toronto, Ontario
December 14, 1998

TRUSTEES AND OFFICERS
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
C. Oscar Morong Jr.
E. Kirby Warren
William S. Woods Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street,Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Growth Portfolio
o CitiFunds Small Cap Value Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Intermediate Income Portfolio
o CitiFunds Short-Term U.S. Government Income  Portfolio
o CitiFunds  California Tax Free Income  Portfolio
o CitiFunds New York Tax Free  Income  Portfolio
o  CitiFunds  California  Tax Free  Income Portfolio
o CitiFunds National Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds New York Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves

  This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

For more information contact your Service Agent or call 1-800-625-4554

CitiFunds are made available by CFBDS, Inc. as distributor.

(C)1998 Citicorp           [LOGO]Printed on recycled paper          CFA/SCV/1098

                                                ANNUAL REPORT - OCTOBER 31, 1998
CITIFUNDS

         GROWTH & INCOME PORTFOLIO


                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

                                LARGE CAP STOCKS

TABLE OF CONTENTS


Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Portfolio Highlights                                                           4
 ................................................................................
Fund Performance                                                               5
 ................................................................................

CITIFUNDS GROWTH & INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES                                            6
 ................................................................................
Statement of Operations                                                        6
 ................................................................................
Statement of Changes in Net Assets                                             7
 ................................................................................
Financial Highlights                                                           8
 ................................................................................
Notes to Financial Statements                                                  9
 ................................................................................
Independent Auditors' Report                                                  12
 ................................................................................

GROWTH & INCOME PORTFOLIO

Portfolio of Investments                                                      13
 ................................................................................
Statement of Assets and Liabilities                                           15
 ................................................................................
Statement of Operations                                                       15
 ................................................................................
Statement of Changes in Net Assets                                            16
 ................................................................................
Financial Highlights                                                          16
 ................................................................................
Notes to Financial Statements                                                 17
 ................................................................................
Independent Auditors' Report                                                  20
 ................................................................................

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

   This annual report covers the period from the CitiFundsSM Growth & Income Portfolio's Commencement of Operations on March 2, 1998, through October 31, 1998. Inside, the CitiFunds' investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed and its outlook for the future.

   Much of the reporting period saw a continuation of generally positive economic and market conditions in the United States. In fact, broad measures of stock market performance continued to set new records during the first half of 1998. However, over the past several months, the spreading financial crisis overseas has caused prices in the U.S. stock market to decline sharply from their highs. Value-oriented stocks were particularly hard-hit during the recent correction.

   In our view, recent market volatility once again confirms the benefits of diversification. By allocating your investment assets among a number of different markets and investment styles, you may be able to reduce the effects of heightened volatility on your overall portfolio. In our view, CitiFunds Growth & Income Portfolio can play a valuable role in such a diversified investment portfolio.

   Thank you for your continued confidence and participation.


Sincerely,



Philip W. Coolidge
President
November 20, 1998

PORTFOLIO ENVIRONMENT AND OUTLOOK

   THE PAST YEAR HAS BEEN A DIFFICULT ONE for the value-oriented stocks in which CitiFunds Growth & Income Portfolio invests. Gains achieved during the first half of 1998 were retraced in the third quarter, when U.S. and global financial markets declined sharply in response to the currency and banking crisis that began last year in Southeast Asia. When it became clearer this past summer that spreading global financial problems would affect the earnings of U.S. companies more than most analysts had anticipated, investors reacted by selling investments that they perceived as vulnerable. As a result, small-capitalization stocks, corporate bonds and many non-U.S. securities experienced steep price declines.
   Stocks of large, global companies that are considered sensitive to the economic cycle were also punished in this "flight to quality" during the third quarter of 1998. Economic weakness overseas and declining prices for certain raw materials eroded earnings for worldwide energy producers, agricultural companies, commodities producers and manufacturers. In addition, many financial services companies doing business in overseas markets were adversely affected. Because companies within these sectors had already appeared inexpensive relative to companies in other areas of the stock market, they were selected for the portfolios of many value-oriented mutual funds, including CitiFunds Growth & Income Portfolio. Accordingly, the Portfolio's performance suffered when these stocks declined.
   WE ATTEMPTED TO ADD VALUE IN THIS DIFFICULT MARKET ENVIRONMENT through our stock selection process, which carefully evaluates the fundamental prospects of companies whose stocks are selling at low prices relative to historical measures. This approach led us to certain sectors of the market, including energy producers and other economically sensitive companies. These fundamentally sound companies had already underperformed the broader market, and it appeared to us that they were at the low end of their relative valuation ranges in anticipation of slower economic growth. Since then, however, the differences in valuations between value stocks and growth stocks have widened to their greatest levels in more than 20 years.
   We also shifted assets to some companies that we consider defensive investments, including utilities and selected telephone companies. These companies are more likely to maintain their values than other types of value stocks because of their high dividend yields and the consistency of their revenue streams. In addition, we de-emphasized some of the hardest-hit industries during the reporting period, including financial services, which helped the Portfolio's performance incrementally.

   In our view, many value-oriented stocks are now priced at recessionary levels. At the same time, many growth-oriented stocks continue to sell at near the high end of their valuation ranges. We believe that such a large disparity is unsustainable over the long term. While we cannot predict the timing of a return to more reasonable price relationships between growth and value stocks, we are confident that a rebound for value stocks is ahead. Accordingly, we are maintaining the value-oriented approach that has worked well for us in the past: buying the stocks of large-capitalization companies that we believe are priced below the discounted value of their future cash flows, and holding them until their true values are reached.
   Looking forward over the near term, we are proceeding cautiously. While we do not anticipate a recession in the United States, we may see further economic weakness in the months ahead. Slower economic growth may have negative implications for corporate earnings, leading to continued volatility in the stock market. When the global economic turnaround arrives, however, as we believe it inevitably will, corporate earnings should improve. Because they tend to anticipate economic trends rather than react to them, we expect that large-capitalization, value-oriented stocks will be in an excellent position to lead the stock market higher over the longer term.





FUND FACTS

FUND OBJECTIVE
Long-term capital growth and current income.

INVESTMENT MANAGER                       DIVIDENDS
Citibank, N.A.                           Paid quarterly, if any

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
March 2, 1998                            Distributed annually, if any

NET ASSETS AS OF 10/31/98                BENCHMARKS
$70.5 million                            o Standard & Poor's Barra Value Index
                                         o Lipper Growth & Income
                                           Funds Average

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS AS OF OCTOBER 31, 1998
COMPANY, INDUSTRY                                               % OF NET ASSETS

American Telephone & Telegraph Corp., Utilities                      4.84%
 ................................................................................
Morgan Stanley Dean Witter & Co., Finance                            3.60%
 ................................................................................
Chase Manhattan Bank Corp., Finance                                  3.31%
 ................................................................................
Safeco Corp., Finance                                                3.15%
 ................................................................................
Bank One Corp., Finance                                              3.07%
 ................................................................................
Exxon Corp., Energy                                                  3.01%
 ................................................................................
Philip Morris Co., Inc., Consumer Basics                             2.90%
 ................................................................................
Mobil Corp, Energy                                                   2.86%
 ................................................................................
Raytheon Corp, Technology                                            2.61%
 ................................................................................
Halliburton Co., Energy                                              2.55%
 ................................................................................


PORTFOLIO DIVERSIFICATION AS OF OCTOBER 31, 1998



Finance                  23.0%
Energy                   16.0%
Consumer                 14.0%
Basic Industries          7.0%
Utilities                15.0%
Technology                9.0%
Healthcare Services       6.0%
Transportation            2.0%
Short Term                3.0%
Retail                    3.0%
Industrial Services       2.0%


*Includes cash and net other assets.

FUND PERFORMANCE
TOTAL RETURNS

FOR THE PERIOD MARCH 2, 1998                                          SINCE
(COMMENCEMENT OF OPERATIONS)                                          3/2/98
TO OCTOBER 31, 1998                                                (INCEPTION)*
================================================================================
CitiFunds Growth & Income Portfolio                                    (7.90)%
Lipper Growth & Income Funds Average                                   (1.74)%+
S&P Barra Value Index                                                  (0.84)%+

 *Not Annualized
 +From 2/28/98

GROWTH OF A $10,000 INVESTMENT


[The following represents a Graph in the Printed piece.]


Date            Lipper Growth &        S&P Barra       CitiFunds Growth
               Income Funds Avg.      Value Index       & Income Fund
               ----------------       ----------       ---------------
2/28/98            $10000               $10000              $10000
3/31/98             10441                10507               10480
4/30/98             10513                10631               10510
5/31/98             10294                10481               10130
6/30/98             10468                10561               10130
7/31/98             10197                10327                9640
8/31/98              8702                 8667                8068
9/30/98              9163                 9195                8418
10/31/98             9827                 9915                9210


A $10,000 investment in the Fund made on inception date would have been $9,210 (as of 10/31/98). The graph shows how the Fund compares to its benchmarks over the same period.

The graph assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at anytime. If the waivers were not in place, the Fund's returns would have been lower.

CITIFUNDS GROWTH & INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998
================================================================================
ASSETS:
Investment in Growth & Income Portfolio, at value (Note 1A)         $70,584,600
Receivable for shares of beneficial interest sold                       114,590
--------------------------------------------------------------------------------
  Total assets                                                       70,699,190
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                   153,800
Payable to affiliates--Management fees (Note 2)                           5,425
Accrued expenses and other liabilities                                   79,413
--------------------------------------------------------------------------------
  Total liabilities                                                     238,638
--------------------------------------------------------------------------------
NET ASSETS for 7,666,049 shares of beneficial interest outstanding  $70,460,552
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $79,653,140
Unrealized depreciation                                              (5,002,138)
Accumulated net realized loss                                        (4,352,369)
Undistributed net investment income                                     161,919
--------------------------------------------------------------------------------
  Total                                                             $70,460,552
================================================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
PER SHARE OF BENEFICIAL INTEREST                                          $9.19
================================================================================


CITIFUNDS GROWTH & INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
================================================================================
INVESTMENT INCOME (Note 1B):
Dividend Income from Growth & Income Portfolio
  (net of foreign withholding tax of $8,756)          $822,899
Interest Income from Growth & Income Portfolio         130,276
Allocated Expenses from Growth & Income Portfolio     (353,193)
--------------------------------------------------------------------------------
                                                                       $599,982
--------------------------------------------------------------------------------
EXPENSES:
Distribution fees (Note 3)                             120,697
Management fees (Note 2)                                48,279
Printing fees                                           34,139
Registration fees                                       24,184
Audit fees                                              10,400
Custody and fund accounting fees                         9,383
Legal fees                                               8,704
Transfer agent fees                                      4,000
Trustees fees                                            3,481
Other                                                    9,379
--------------------------------------------------------------------------------
  Total expenses                                                        272,646
--------------------------------------------------------------------------------
Net investment income                                                   327,336
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS FROM
  GROWTH & INCOME PORTFOLIO:
Net realized loss                                   (4,352,369)
Unrealized depreciation                             (5,002,138)
--------------------------------------------------------------------------------
  Net realized and unrealized loss from
    Growth & Income Portfolio                                        (9,354,507)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                ($9,027,171)
================================================================================


See notes to financial statements

CITIFUNDS GROWTH & INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                              $327,336
Net realized loss                                                (4,352,369)
Unrealized depreciation                                          (5,002,138)
--------------------------------------------------------------------------------
Net decrease in net assets resulting
  from operations                                                (9,027,171)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                              (165,417)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 5):
Net proceeds from sale of shares                                101,995,867
Net asset value of shares issued to shareholders
  from reinvestment of distributions                                165,417
Cost of shares repurchased                                      (22,508,144)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  from transactions in shares of
  beneficial interest                                            79,653,140
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                       70,460,552
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                      --
--------------------------------------------------------------------------------
End of period (including undistributed
  net investment income of $161,919)                            $70,460,552
================================================================================

See notes to financial statements

CITIFUNDS GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
================================================================================
Net Asset Value, beginning of period                                  $10.00
--------------------------------------------------------------------------------
Income From Operations:
Net investment income                                                  0.041
Net realized and unrealized loss on investments                       (0.831)
--------------------------------------------------------------------------------
    Total from operations                                             (0.790)
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                                 (0.020)
--------------------------------------------------------------------------------
    Total distributions                                               (0.020)
--------------------------------------------------------------------------------
Net Asset Value, end of period                                        $ 9.19
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                            $70,461
Ratio of expenses to average net assets (A)                             1.30%*
Ratio of net investment income to average net assets                    0.68%*
Total return                                                           (7.90)%**

Note: If Agents of the Fund for the period indicated had not voluntarily waived a portion of their fees, the net investment income per share and the ratios would have been as follows:

Net investment income per share                                        $0.03
RATIOS:
Expenses to average net assets                                          1.47%*
Net investment income to average net assets                             0.51%*
================================================================================

   * Annualized.
 ** Not Annualized.
(A) Includes the Fund's share of Growth & Income Portfolio allocated expenses for the period indicated.

See notes to financial statements

CITIFUNDS GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Growth & Income Portfolio (the "Fund") is a separate diversified series of CitiFunds Trust II (the "Trust"), a Massachusetts business trust. The Fund commenced operations on March 2, 1998. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in Growth & Income Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Manager. The value of such investment reflects the Fund's proportionate interest (approximately 99.9% at October 31, 1998) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.
   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.
   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Fund are as follows:
   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.
   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.
   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $4,188,946 which will expire on October 31, 2006. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.
   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

CITIFUNDS GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

   E. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.
   F. OTHER All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup, Inc. Citigroup, Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.
   The management fees paid to Citibank are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.10% of the Fund's average daily net assets. The management fee amounted to $48,279 for the period March 2, 1998 (Commencement of Operations) to October 31, 1998.
   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. DISTRIBUTION FEES The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund pays fees for distribution, sales and marketing and shareholder services at an annual rate not to exceed 0.25% of the Fund's average daily net assets. The
Distribution fees amounted to $120,697 for the period March 2, 1998 (Commencement of Operations) to October 31, 1998.

CITIFUNDS GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the period March 2, 1998 (Commencement of Operations) to October 31, 1998 aggregated $89,327,925 and $9,988,801, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                                                FOR THE PERIOD
                                                                MARCH 2, 1998
                                                                (COMMENCEMENT
                                                              OF OPERATIONS) TO
                                                               OCTOBER 31, 1998
================================================================================

Shares sold                                                          10,026,741
Shares issued to shareholders from reinvestment
  of distributions                                                       17,590
Shares repurchased                                                   (2,378,282)
--------------------------------------------------------------------------------
 Net increase                                                         7,666,049
================================================================================

CITIFUNDS GROWTH & INCOME PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE SHAREHOLDERS OF CITIFUNDS TRUST II (THE TRUST):
CITIFUNDS GROWTH & INCOME PORTFOLIO

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CitiFunds Growth & Income Portfolio (the "Fund"), a series of CitiFunds Trust II, at October 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the period March 2, 1998 (Commencement of Operations) through October 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned at October 31, 1998 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
Boston, Massachusetts
December 14, 1998

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1998

ISSUER                                           SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.0%
--------------------------------------------------------------------------------
BASIC INDUSTRIES -- 6.5%
Barrick Gold Corp. ADR's                          51,100          $ 1,092,263
E. I. du Pont
   de Nemours & Co.                               11,400              655,500
Martin Marietta
   Materials Inc.                                 34,000            1,668,125
Mead Corp.                                        36,200            1,144,825
                                                                  -----------
                                                                    4,560,713
                                                                  -----------

CONSUMER BASICS -- 2.9%
--------------------------------------------------------------------------------
Philip Morris Co., Inc.                           40,000            2,045,000
                                                                  -----------

CONSUMER DURABLE -- 7.0%
--------------------------------------------------------------------------------
Dana Corp.                                        42,600            1,781,213
Goodyear Tire & Rubber                            20,300            1,093,663
Meritor Automotive Inc.                           84,000            1,569,750
Sunbeam Corp.                                     73,900              498,825
                                                                  -----------
                                                                    4,943,451
                                                                  -----------

CONSUMER SERVICES -- 3.7%
--------------------------------------------------------------------------------
McDonalds Corp.                                   22,600            1,511,375
Walt Disney Co.                                   41,850            1,127,334
                                                                  -----------
                                                                    2,638,709
                                                                  -----------

ENERGY -- 15.6%
--------------------------------------------------------------------------------
Amerada Hess Corp.                                27,300            1,508,325
Burlington Resources Inc.                         40,300            1,659,856
Diamond Offshore
   Drilling, Inc.                                 35,500            1,089,406
Exxon Corp.                                       29,800            2,123,249
Halliburton Co.                                   50,100            1,800,469
Mobil Corp.                                       26,700            2,020,856
Transocean Offshore Inc.                          21,900              808,931
                                                                  -----------
                                                                   11,011,092
                                                                  -----------

FINANCE -- 23.4%
--------------------------------------------------------------------------------
Bank One Corp.                                    44,400            2,170,049
Bankamerica Corp.                                 31,000            1,780,563
Bankers Trust Corp.                               10,900              684,656
Chase Manhattan
   Bank Corp.                                     41,100            2,334,993
Everest Reinsurance
   Holdings                                       34,400            1,184,650
Franklin Resources Inc.                           19,700              744,906
J.P. Morgan & Co., Inc.                           16,300            1,536,275
Morgan Stanley
   Dean Witter & Co.                              39,230            2,540,142
Safeco Corp.                                      51,400            2,226,262
Washington Mutual Inc.                            36,700            1,373,956
                                                                  -----------
                                                                   16,576,452
                                                                  -----------

HEALTHCARE SERVICES -- 5.8%
--------------------------------------------------------------------------------
American Home
   Products Corp.                                 33,400            1,628,250
Oxford Health Plans                              105,400            1,245,038
Wellpoint Health
   Networks Inc.                                  16,700            1,229,538
                                                                  -----------
                                                                    4,102,826
                                                                  -----------
INDUSTRIAL SERVICES -- 1.7%
--------------------------------------------------------------------------------
Waste Management Inc.                             25,900            1,168,738
                                                                  -----------

RETAIL -- 3.5%
--------------------------------------------------------------------------------
Federated Department
   Stores Inc.*                                   16,200              622,688
Premark International Inc.                        15,700              497,494
Tommy Hilfiger Corp.*                             16,700              775,506
Toys "R" Us Inc.*                                 27,800              543,838
                                                                  -----------
                                                                    2,439,526
                                                                  -----------
TECHNOLOGY -- 9.4%
--------------------------------------------------------------------------------
Compaq Computer Corp.                             27,800              879,175
Hewlett Packard Co.                               12,900              776,419
Honeywell Inc.                                    17,900            1,429,763
International Business
   Machines                                        7,000            1,039,063
Raytheon Corp.                                    31,700            1,840,581
Sun Microsystems Inc.*                            11,600              675,700
                                                                  -----------
                                                                     6,640,701
                                                                  -----------
TRANSPORTATION -- 2.4%
--------------------------------------------------------------------------------
Union Pacific Corp.                               35,400            1,685,925
                                                                  -----------

UTILITIES -- 15.1%
--------------------------------------------------------------------------------
American Electric
   Power Inc.                                     18,600              910,238
American Telephone
   & Telegraph Corp.                              54,900            3,417,524
Bell Atlantic Corp.                               26,100            1,386,563
Cinergy Corp.                                     28,700              990,150
Entergy Corp.                                     32,800              943,000

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1998

ISSUER                                           SHARES              VALUE
--------------------------------------------------------------------------------
Public Service
   Enterprise Group                               17,000         $   646,000
SBC Communications Inc.                           37,000           1,713,563
Texas Utilities Co.                               14,600             638,750
                                                                 -----------
                                                                  10,645,788
                                                                 -----------
TOTAL COMMON
   STOCKS
   (Identified Cost
   $73,461,059)                                                  $68,458,921
                                                                 -----------

SHORT-TERM OBLIGATIONS
AT AMORTIZED COST -- 0.9%
--------------------------------------------------------------------------------
Federal Home Loan Bank
   5.35% due 11/02/98                                                610,909
                                                                 -----------
TOTAL INVESTMENTS
   (Identified Cost
   $74,071,968)                                     97.9%         69,069,830

OTHER ASSETS,
   LESS LIABILITIES                                  2.1           1,514,870
                                                   -----         -----------
NET ASSETS                                         100.0%        $70,584,700
                                                   =====         ===========



ADRs -- American Depositary Receipts

* Non income producing securities

See notes to financial statements

GROWTH & INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $74,071,968)       $69,069,830
Cash                                                                     37,340
Receivable for investments sold                                       2,039,939
Dividends and interest receivable                                       102,917
--------------------------------------------------------------------------------
  Total assets                                                       71,250,026
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investment purchased                                        575,524
Payable to affiliate--Management fee (Note 2)                            39,907
Accrued expenses and other liabilities                                   49,895
--------------------------------------------------------------------------------
  Total liabilities                                                     665,326
--------------------------------------------------------------------------------
NET ASSETS                                                          $70,584,700
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                            $70,584,700
================================================================================



GrOWTH & INCOME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
================================================================================
INVESTMENT INCOME:
Dividend income (net of foreign tax of $8,756)        $822,900
Interest income                                        130,277
--------------------------------------------------------------------------------
                                                                       $953,177
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                               329,723
Custody and fund accounting fees                        64,163
Audit fees                                              27,500
Legal fees                                              11,869
Trustees fees                                            2,039
Other                                                    1,401
--------------------------------------------------------------------------------
  Total expenses                                       436,695
Less aggregate amounts waived by the Manager           (83,501)
--------------------------------------------------------------------------------
  Net expense                                                           353,194
--------------------------------------------------------------------------------
Net investment income                                                   599,983
Net realized loss from investment transactions      (4,352,369)
Unrealized depreciation of investments              (5,002,138)
--------------------------------------------------------------------------------
    Net realized and unrealized loss on investments                  (9,354,507)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                ($8,754,524)
================================================================================


See notes to financial statements

GROWTH & INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                              $599,983
Net realized loss on investment transactions                     (4,352,369)
Unrealized depreciation of investments                           (5,002,138)
--------------------------------------------------------------------------------
Net decrease in net assets resulting from operations             (8,754,524)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                                      89,328,025
Value of withdrawals                                             (9,988,801)
--------------------------------------------------------------------------------
Net increase in net assets from capital transactions             79,339,224
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:                                      70,584,700
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                      --
--------------------------------------------------------------------------------
End of period                                                   $70,584,700
================================================================================


GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                           $70,585
Ratio of expenses to average net assets                                0.75%*
Ratio of net investment income to average net assets                   1.27%*
Portfolio turnover                                                       59%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the period indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets                                         0.93%*
Net investment income to average net assets                            1.09%*
================================================================================
* Annualized

See notes to financial statements

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Growth & Income Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified,  open-end  management  investment  company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on March 2, 1998. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.
   The  preparation of financial  statements in accordance  with U.S.  generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Portfolio are as follows:
   A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.
   B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.
   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.
   D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

   E. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the
Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
   F. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citigroup, Inc. Citigroup, Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.
   The management fees paid to Citibank, amounted to $329,723, of which $83,501 was voluntarily waived for the period March 2, 1998 (Commencement of Operations) to October 31, 1998. The management fees are computed at the annual rate of 0.70% of the Portfolio's average daily net assets.
   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $118,582,038 and $40,768,610, respectively, for the period March 2, 1998 (Commencement of Operations) to October 31, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                      $74,235,391
================================================================================
Gross unrealized appreciation                                       $ 2,514,044
Gross unrealized depreciation                                        (7,679,605)
--------------------------------------------------------------------------------
Net unrealized depreciation                                         $(5,165,561)
================================================================================

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds family, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period March 2, 1998 (Commencement of Operations) to October 31, 1998, the commitment fee was allocated to the Portfolio was $168. Since the line of credit was established, there have been no borrowings.

GROWTH & INCOME PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS (THE TRUST), WITH RESPECT TO ITS SERIES, GROWTH &INCOME PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Growth &Income Portfolio (the "Portfolio"), a series of The Premium Portfolios, as at October 31, 1998, and the related statements of operations and of changes in net assets and the financial highlights for the period March 2, 1998 (Commencement of Operations) through October 31, 1998. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.
   We conducted our audit in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned as at October 31, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.
   In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1998, the results of its operations and the changes in its net assets and the financial highlights for the period March 2, 1998 (Commencement of Operations) through October 31, 1998, in accordance with U.S. generally accepted accounting principles.




PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
December 14, 1998

TRUSTEES AND OFFICERS
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
C. Oscar Morong Jr.
E. Kirby Warren
William S. Woods Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street,
New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor,
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street,Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Growth Portfolio
o CitiFunds Small Cap Value Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Intermediate Income Portfolio
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio
o CitiFunds National Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds New York Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

For more information contact your Service Agent or call 1-800-625-4554

CitiFunds are made available by CFBDS, Inc. as distributor.

(C)1998 Citicorp

R Printed on recycled paper

CFA/GI/1098

[CitiSelect]







TO:  Securities and Exchange Commission
     Division of Investment Management
     Judiciary Plaza
     450 Fifth Street, N.W.
     Washington D.C. 20549

FROM:  CitiFunds Trust II
       CitiFunds Large Cap Growth Portfolio
       CitiFunds Small Cap Growth Portfolio
       CitiFunds Small Cap Value Portfolio
       CitiFunds Growth & Income Portfolio
       (CIK No. 0000744389)
       (CCC No. #boxwnb3)
       (Registration File Nos. 2-90519; 811-4007)

DATE:   December 28, 1998

On behalf of the above-noted registrant, transmitted herewith for filing pursuant to Rule 30b2-1 are the annual financial statements for the period ended October 31, 1998.

Please call Linda T. Gibson of CFBDS, Inc. at (617) 423-0800 with any comments or questions relating to this report.